UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-08510

Matthews International Funds
(Exact name of registrant as specified in charter)

Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Address of principal executive offices) (Zip code)

William J. Hackett, President
Four Embarcadero Center, Suite 550
San Francisco, CA 94111
(Name and address of agent for service)

Registrant’s telephone number, including area code:        415-788-7553

Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Matthews Asia Strategic Income Fund	September 30, 2015
Schedule of Investments[a] (unaudited)

		Face Amount*	Value

NON-CONVERTIBLE CORPORATE BONDS: 69.2%
INDIA: 24.4%
Bank of Baroda 6.625%[b], 05/25/22		2,000,000	$2,045,242
ICICI Bank, Ltd. 6.375%[b], 04/30/22		2,000,000	2,025,952
TML Holdings Pte, Ltd. 5.750%, 05/07/21		2,000,000	1,999,948
Housing Development Finance Corp., Ltd. 9.240%, 06/24/24	INR	100,000,000	1,609,095
Housing Development Finance Corp., Ltd. 8.950%, 03/21/23	INR	100,000,000	1,573,355
Power Grid Corp. of India, Ltd. 9.250%, 12/26/15	INR	100,000,000	1,529,031
Delhi International Airport, Ltd. 6.125%, 02/03/22		1,400,000	1,406,248
Axis Bank, Ltd. 7.250%[b], 08/12/21		1,000,000	1,021,140
Power Grid Corp. of India, Ltd., Series B 9.300%, 09/04/24	INR	52,000,000	844,869
Rural Electrification Corp., Ltd. 9.340%, 08/25/24	INR	52,000,000	836,834
Rural Electrification Corp., Ltd. 9.020%, 06/18/19	INR	50,000,000	783,276

Total India			15,674,990

CHINA/HONG KONG: 18.4%
Longfor Properties Co., Ltd. 6.875%, 10/18/19		2,700,000	2,808,000
Shimao Property Holdings, Ltd. 6.625%, 01/14/20		2,000,000	2,015,152
Yum! Brands, Inc. 5.350%, 11/01/43		2,000,000	1,921,534
Value Success International, Ltd. 4.750%, 11/04/18	CNY	12,000,000	1,838,683
MCE Finance, Ltd. 5.000%, 02/15/21		2,000,000	1,715,200
Wynn Macau, Ltd. 5.250%, 10/15/21		1,480,000	1,284,825
Alibaba Group Holding, Ltd. 3.600%, 11/28/24 [c]		300,000	280,248

Total China/Hong Kong			11,863,642

INDONESIA: 11.7%
PT Perusahaan Listrik Negara 5.250%, 10/24/42		2,500,000	1,975,000
Theta Capital Pte, Ltd. 7.000%, 05/16/19		1,500,000	1,414,940
Jababeka International BV 7.500%, 09/24/19		1,400,000	1,228,669
Alam Synergy Pte, Ltd. 6.950%, 03/27/20 [c]		1,500,000	1,192,500
TBG Global Pte, Ltd. 4.625%, 04/03/18 [c]		1,000,000	972,500
Alam Synergy Pte, Ltd. 6.950%, 03/27/20		500,000	397,500
PT Astra Sedaya Finance 8.600%, 02/21/17	IDR	5,000,000,000	338,225

Total Indonesia			7,519,334

		Face Amount*	Value

SRI LANKA: 8.1%
DFCC Bank PLC 9.625%, 10/31/18		2,650,000	$2,775,478
National Savings Bank 5.150%, 09/10/19		2,000,000	1,910,000
National Savings Bank 8.875%, 09/18/18		500,000	530,000

Total Sri Lanka			5,215,478

SINGAPORE: 3.0%
Global Logistic Properties, Ltd. 3.375%, 05/11/16	CNY	12,500,000	1,932,582

Total Singapore			1,932,582

AUSTRALIA: 1.9%
Macquarie Bank, Ltd. 6.625%, 04/07/21		1,100,000	1,233,068

Total Australia			1,233,068

PHILIPPINES: 1.7%
Alliance Global Group Cayman Islands, Inc. 6.500%, 08/18/17		1,050,000	1,101,240

Total Philippines			1,101,240

TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $47,439,990)			44,540,334

CONVERTIBLE CORPORATE BONDS: 18.4%
CHINA/HONG KONG: 18.4%
Homeinns Hotel Group, Cnv. 2.000%, 12/15/15		2,800,000	2,758,000
E-House China Holdings, Ltd., Cnv. 2.750%, 12/15/18 [c]		2,010,000	1,870,556
Ctrip.com International, Ltd., Cnv. 1.000%, 07/01/20 [c]		1,850,000	1,671,938
Biostime International Holdings, Ltd., Cnv. 0.000%, 02/20/19	HKD	14,000,000	1,634,828
China Singyes Solar Technologies Holdings, Ltd., Cnv. 5.000%, 08/08/19	CNY	12,000,000	1,579,382
Qihoo 360 Technology Co., Ltd., Cnv. 1.750%, 08/15/21		1,500,000	1,261,875
Johnson Electric Holdings, Ltd., Cnv. 1.000%, 04/02/21		1,000,000	1,060,000

Total China/Hong Kong			11,836,579

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $12,540,601)			11,836,579

FOREIGN GOVERNMENT OBLIGATIONS: 8.7%
SRI LANKA: 2.1%
Sri Lanka Government Bond 6.125%, 06/03/25		1,400,000	1,336,805

Total Sri Lanka			1,336,805

INDONESIA: 2.0%
Indonesia Treasury Bond 7.875%, 04/15/19	IDR	20,000,000,000	1,296,423

Total Indonesia			1,296,423

Matthews Asia Strategic Income Fund	September 30, 2015
Schedule of Investments[a] (unaudited) (continued)

		Face Amount*	Value

FOREIGN GOVERNMENT OBLIGATIONS: (continued)
SOUTH KOREA: 1.9%
Korea Treasury Bond 3.500%, 09/10/16	KRW	1,000,000,000	$859,355
Korea Treasury Bond 3.500%, 03/10/24	KRW	400,000,000	376,137

Total South Korea			1,235,492

VIETNAM: 1.5%
Socialist Republic of Vietnam 4.800%, 11/19/24		1,055,000	997,180

Total Vietnam			997,180

SUPRANATIONAL: 1.2%
International Finance Corp. 7.750%, 12/03/16	INR	50,000,000	766,580

Total Supranational			766,580

TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $6,255,012)			5,632,480

COMMON EQUITIES: 1.2%

		Shares

SINGAPORE: 0.8%
Vicom, Ltd.		118,000	497,730

Total Singapore			497,730

PHILIPPINES: 0.4%
Alliance Global Group, Inc.		780,000	256,264

Total Philippines			256,264

TOTAL COMMON EQUITIES (Cost $1,039,054)			753,994

TOTAL INVESTMENTS: 97.5% (Cost $67,274,657d)			62,763,387
CASH AND OTHER ASSETS, LESS LIABILITIES: 2.5%			1,588,417

NET ASSETS: 100.0%			$64,351,804

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Variable rate security. The rate represents the rate in effect at June 30, 2015.
c	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Fund’s Board of Directors.
d	Cost for federal income tax purposes is $67,274,657 and net unrealized depreciation consists of:

Gross unrealized appreciation	$266,385
Gross unrealized depreciation	(4,777,655)

Net unrealized depreciation	($4,511,270)

*	All values are in USD unless otherwise noted.

Cnv.	Convertible
CNY	Chinese Renminbi (Yuan)
IDR	Indonesian Rupiah
INR	Indian Rupee
HKD	Hong Kong Dollar
KRW	Korean Won
USD	U.S. Dollar

See accompanying notes to schedules of investments.

Matthews Asian Growth and Income Fund	September 30, 2015
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 86.9%
CHINA/HONG KONG: 29.7%
Yum! Brands, Inc.	1,317,300	$105,318,135
Jardine Matheson Holdings, Ltd.	2,011,000	95,222,855
AIA Group, Ltd.	17,078,600	88,821,536
Techtronic Industries Co., Ltd.	21,378,000	79,698,358
Guangdong Investment, Ltd.	50,412,000	75,251,146
China Mobile, Ltd. ADR	1,233,400	73,387,300
VTech Holdings, Ltd.	5,885,200	69,871,420
CLP Holdings, Ltd.	8,136,700	69,560,372
HSBC Holdings PLC ADR	1,750,133	66,295,038
Hang Lung Properties, Ltd.	27,223,920	61,236,363
CK Hutchison Holdings, Ltd.	4,400,172	57,235,840
Café de Coral Holdings, Ltd.	16,074,000	53,795,515
Vitasoy International Holdings, Ltd.	33,079,000	49,178,155
Cheung Kong Property Holdings, Ltd.	4,400,172	32,237,085

Total China/Hong Kong		977,109,118

SINGAPORE: 13.6%
Ascendas REIT	48,437,600	79,798,465
Singapore Technologies Engineering, Ltd.	35,134,225	73,711,187
United Overseas Bank, Ltd.	5,126,000	66,930,755
Singapore Telecommunications, Ltd.	21,686,400	54,890,785
SIA Engineering Co., Ltd.	19,032,500	49,290,143
Keppel Corp., Ltd.	9,879,000	47,245,945
Singapore Post, Ltd.	38,209,000	45,571,425
ARA Asset Management, Ltd.	31,219,210	28,958,475

Total Singapore		446,397,180

SOUTH KOREA: 8.3%
Kangwon Land, Inc.	2,051,776	73,333,328
KT&G Corp.	743,294	70,078,884
Samsung Electronics Co., Ltd.	54,642	52,426,477
KEPCO Plant Service & Engineering Co., Ltd.	386,300	39,434,995
GS Home Shopping, Inc.	227,544	36,501,503

Total South Korea		271,775,187

MALAYSIA: 6.4%
Genting Malaysia BHD	75,188,700	71,047,852
British American Tobacco Malaysia BHD	4,164,600	57,184,666
Axiata Group BHD	37,993,923	50,186,145
Telekom Malaysia BHD	20,245,551	30,789,836

Total Malaysia		209,208,499

JAPAN: 6.3%
Japan Tobacco, Inc.	2,299,400	71,327,834
Lawson, Inc.	911,100	67,223,353
KDDI Corp.	3,000,100	67,151,554

Total Japan		205,702,741

TAIWAN: 4.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	13,915,187	55,767,578
Chunghwa Telecom Co., Ltd. ADR	1,747,125	52,798,118
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	2,296,124	47,644,573

Total Taiwan		156,210,269

	Shares	Value

THAILAND: 4.3%
Advanced Info Service Public Co., Ltd.	9,595,700	$59,848,092
Glow Energy Public Co., Ltd.	21,887,400	51,418,013
BEC World Public Co., Ltd.	35,030,100	30,911,501

Total Thailand		142,177,606

AUSTRALIA: 3.5%
CSL, Ltd.	1,044,381	65,726,454
Insurance Australia Group, Ltd.	14,241,305	48,692,937

Total Australia		114,419,391

NEW ZEALAND: 2.9%
SKYCITY Entertainment Group, Ltd.	21,703,820	51,987,073
SKY Network Television, Ltd.	15,123,711	45,070,753

Total New Zealand		97,057,826

INDONESIA: 2.5%
PT Telekomunikasi Indonesia Persero ADR	1,553,600	55,385,840
PT Perusahaan Gas Negara Persero	159,343,000	27,572,765

Total Indonesia		82,958,605

VIETNAM: 2.1%
Vietnam Dairy Products JSC	15,640,711	69,631,617

Total Vietnam		69,631,617

PHILIPPINES: 1.6%
Globe Telecom, Inc.	1,074,105	54,059,514

Total Philippines		54,059,514

UNITED KINGDOM: 1.0%
BHP Billiton PLC	2,244,661	34,167,278

Total United Kingdom		34,167,278

TOTAL COMMON EQUITIES (Cost $2,766,942,443)		2,860,874,831

PREFERRED EQUITIES: 3.2%
SOUTH KOREA: 3.2%
LG Household & Health Care, Ltd., Pfd.	121,855	41,112,371
Hyundai Motor Co., Ltd., Pfd.	355,983	33,289,211
Hyundai Motor Co., Ltd., 2nd Pfd.	318,246	30,679,958

Total South Korea		105,081,540

TOTAL PREFERRED EQUITIES (Cost $38,549,481)		105,081,540

CONVERTIBLE CORPORATE BONDS: 7.6%

		Face Amount*
CHINA/HONG KONG: 5.3%
Shine Power International, Ltd., Cnv. 0.000%, 07/28/19	HKD	446,000,000	54,526,745
Johnson Electric Holdings, Ltd., Cnv. 1.000%, 04/02/21		49,750,000	52,735,000
Hengan International Group Co., Ltd., Cnv. 0.000%, 06/27/18	HKD	339,000,000	45,436,642
PB Issuer No. 2, Ltd., Cnv. 1.750%, 04/12/16		21,820,000	21,438,150

Total China/Hong Kong			174,136,537

Matthews Asian Growth and Income Fund	September 30, 2015
Schedule of Investments[a] (unaudited) (continued)

		Face Amount*	Value

CONVERTIBLE CORPORATE BONDS: (continued)
SINGAPORE: 2.3%
CapitaLand, Ltd., Cnv. 1.950%, 10/17/23	SGD	110,250,000	$75,615,052

Total Singapore			75,615,052

TOTAL CONVERTIBLE CORPORATE BONDS (Cost $265,941,743)			249,751,589

TOTAL INVESTMENTS: 97.7% (Cost $3,071,433,667b)			3,215,707,960
CASH AND OTHER ASSETS, LESS LIABILITIES: 2.3%			75,517,095

NET ASSETS: 100.0%			$3,291,225,055

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Cost for federal income tax purposes is $3,071,736,452 and net unrealized appreciation consists of:

Gross unrealized appreciation	$506,484,269
Gross unrealized depreciation	(362,512,761)

Net unrealized appreciation	$143,971,508

*	All Values are in USD unless otherwise noted.

ADR	American Depositary Receipt
BHD	Berhad
Cnv.	Convertible
HKD	Hong Kong Dollar
JSC	Joint Stock Co.
Pfd.	Preferred
REIT	Real Estate Investment Trust
SGD	Singapore Dollar
USD	U.S. Dollar

See accompanying notes to schedules of investments.

Matthews Asia Dividend Fund	September 30, 2015
Consolidated Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 95.8%
CHINA/HONG KONG: 34.7%
Shenzhou International Group Holdings, Ltd.	32,775,000	$169,815,581
Minth Group, Ltd.†	59,535,000	106,587,035
China Construction Bank Corp. H Shares	150,798,000	100,632,421
Guangdong Investment, Ltd.	66,566,000	99,364,591
China Mobile, Ltd. ADR	1,598,925	95,136,038
Qualcomm, Inc.	1,569,800	84,345,354
AIA Group, Ltd.	16,087,600	83,667,593
Kweichow Moutai Co., Ltd. A Shares	2,462,935	73,907,874
China Power International Development, Ltd.	106,195,000	69,271,223
Yuexiu Transport Infrastructure, Ltd.†	109,322,000	68,862,795
Café de Coral Holdings, Ltd.	18,014,000	60,288,192
Far East Horizon, Ltd.	75,288,000	58,466,098
Daqin Railway Co., Ltd. A Shares	40,506,372	56,396,143
Shanghai International Airport Co., Ltd. A Shares[b]	12,098,309	52,895,169
Greatview Aseptic Packaging Co., Ltd.†	110,859,000	51,762,923
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. B Shares	18,910,723	51,439,909
Jiangsu Expressway Co., Ltd. H Shares	37,732,000	48,332,696
HKBN, Ltd.[c]	41,566,123	48,110,820
China Machinery Engineering Corp. H Shares†	52,323,000	45,223,848
Haitian International Holdings, Ltd.	27,177,000	44,980,752
Hopewell Holdings, Ltd.	12,233,500	41,669,406
Fuyao Glass Industry Group Co., Ltd. H Shares[c]	21,248,000	40,620,672
Henan Shuanghui Investment & Development Co., Ltd. A Shares[b]	12,972,979	36,007,866
China Mobile, Ltd.	1,248,500	14,944,247
Television Broadcasts, Ltd.	2,232,200	7,449,036

Total China/Hong Kong		1,610,178,282

JAPAN: 29.7%
Bridgestone Corp.	4,096,100	141,750,306
Suntory Beverage & Food, Ltd.	3,610,600	138,715,910
Japan Tobacco, Inc.	4,403,200	136,588,119
Hoya Corp.	3,759,800	123,140,585
Sumitomo Mitsui Financial Group, Inc.	3,107,200	117,825,995
Kao Corp.	2,454,600	111,269,088
ITOCHU Corp.	9,585,000	101,325,276
Toyo Suisan Kaisha, Ltd.	2,656,200	100,701,984
NTT DoCoMo, Inc.	5,677,200	95,757,615
Pigeon Corp.	3,806,100	88,932,634
Skylark Co., Ltd.	5,978,700	77,871,876
Lawson, Inc.	755,300	55,728,019
Anritsu Corp.†	7,564,500	46,013,778
Dexerials Corp.	3,111,500	39,994,440

Total Japan		1,375,615,625

SOUTH KOREA: 5.4%
KT&G Corp.	1,275,189	120,226,750
BGF Retail Co., Ltd.	494,372	84,440,241
GS Retail Co., Ltd.	868,658	44,856,236

Total South Korea		249,523,227

	Shares	Value

TAIWAN: 5.1%
Chunghwa Telecom Co., Ltd. ADR	3,364,401	$101,672,198
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	3,134,940	65,050,005
St. Shine Optical Co., Ltd.	2,383,000	29,237,789
Sercomm Corp.	11,111,000	27,313,993
Taiwan Semiconductor Manufacturing Co., Ltd.	3,125,469	12,525,871

Total Taiwan		235,799,856

SINGAPORE: 4.0%
Singapore Technologies Engineering, Ltd.	28,460,000	59,708,742
CapitaLand Retail China Trust, REIT†	43,232,400	41,548,158
Ascendas India Trust†	53,470,700	32,126,382
ARA Asset Management, Ltd.	29,448,660	27,316,139
Super Group, Ltd.	43,809,700	23,758,523

Total Singapore		184,457,944

AUSTRALIA: 3.7%
Spotless Group Holdings, Ltd.	48,823,125	73,981,771
Primary Health Care, Ltd.	16,868,177	45,128,183
Breville Group, Ltd.†	10,644,019	44,346,625
Ansell, Ltd.	834,895	11,055,406

Total Australia		174,511,985

INDONESIA: 3.4%
PT United Tractors	47,821,900	57,248,127
PT Telekomunikasi Indonesia Persero ADR	1,090,634	38,881,102
PT Telekomunikasi Indonesia Persero	213,210,000	38,505,973
PT Bank Rakyat Indonesia Persero	37,724,646	22,336,611

Total Indonesia		156,971,813

THAILAND: 2.7%
Thai Beverage Public Co., Ltd.	161,322,100	77,781,614
Total Access Communication Public Co., Ltd.	23,524,300	37,479,961
Total Access Communication Public Co., Ltd. NVDR	7,149,500	11,390,901

Total Thailand		126,652,476

INDIA: 2.5%
ITC, Ltd.	13,801,000	69,201,859
Bharti Infratel, Ltd.	8,846,586	47,935,094

Total India		117,136,953

LUXEMBOURG: 1.7%
L’Occitane International SA	36,976,500	77,385,840

Total Luxembourg		77,385,840

PHILIPPINES: 1.6%
Globe Telecom, Inc.	1,447,730	72,863,993

Total Philippines		72,863,993

VIETNAM: 1.3%
Vietnam Dairy Products JSC	13,534,658	60,255,581

Total Vietnam		60,255,581

TOTAL COMMON EQUITIES (Cost $4,213,284,588)		4,441,353,575

Matthews Asia Dividend Fund	September 30, 2015
Consolidated Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

PREFERRED EQUITIES: 3.0%
SOUTH KOREA: 3.0%
LG Chem, Ltd., Pfd.	851,204	$137,055,525

Total South Korea		137,055,525

TOTAL PREFERRED EQUITIES (Cost $74,725,574)		137,055,525

TOTAL INVESTMENTS: 98.8% (Cost $4,288,010,162d)		4,578,409,100
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.2%		55,983,855

NET ASSETS: 100.0%		$4,634,392,955

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Security held by Matthews ADF-U Series.
c	Non-income producing security.
d	Cost for federal income tax purposes is $4,298,543,164 and net unrealized appreciation consists of:

Gross unrealized appreciation	$788,844,134
Gross unrealized depreciation	(508,978,198)

Net unrealized appreciation	$279,865,936

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt
Pfd.	Preferred
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews China Dividend Fund	September 30, 2015
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 94.8%
INDUSTRIALS: 21.2%
Transportation Infrastructure: 5.9%
Yuexiu Transport Infrastructure, Ltd.	6,606,000	$4,161,172
Qingdao Port International Co., Ltd. H Shares	6,602,000	2,972,025
Shanghai International Airport Co., Ltd. A Shares	403,264	1,761,444

		8,894,641

Electrical Equipment: 3.1%
Voltronic Power Technology Corp.	361,049	4,698,383

Marine: 2.7%
SITC International Holdings Co., Ltd.	8,502,000	4,118,080

Construction & Engineering: 2.5%
China Machinery Engineering Corp. H Shares	4,390,000	3,794,367

Machinery: 2.4%
Shanghai Mechanical and Electrical Industry Co., Ltd. B Shares	1,583,560	3,615,165

Industrial Conglomerates: 2.3%
Hopewell Holdings, Ltd.	996,500	3,394,250

Road & Rail: 2.2%
Daqin Railway Co., Ltd. A Shares	2,353,614	3,276,886

Professional Services: 0.1%
Sporton International, Inc.	9,686	56,319

Total Industrials		31,848,091

FINANCIALS: 16.3%
Banks: 8.7%
China Merchants Bank Co., Ltd. H Shares	2,077,500	5,063,502
China Construction Bank Corp. H Shares	6,616,000	4,415,072
Huishang Bank Corp., Ltd. H Shares	8,311,000	3,644,497

		13,123,071

Insurance: 2.6%
AIA Group, Ltd.	758,200	3,943,209

Real Estate Management & Development: 2.6%
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. B Shares	1,441,679	3,921,576

Real Estate Investment Trusts (REITS): 1.2%
CapitaLand Retail China Trust, REIT	1,941,000	1,865,383

Capital Markets: 1.2%
China Everbright, Ltd.	752,000	1,727,115

Total Financials		24,580,354

CONSUMER DISCRETIONARY: 15.5%
Auto Components: 5.6%
Minth Group, Ltd.	2,266,000	4,056,878
Fuyao Glass Industry Group Co., Ltd. H Sharesb	1,234,400	2,359,853
Weifu High-Technology Group Co., Ltd. B Shares	824,759	2,075,628

		8,492,359

Hotels, Restaurants & Leisure: 3.6%
Café de Coral Holdings, Ltd.	1,216,000	4,069,637
Xiao Nan Guo Restaurants Holdings, Ltd.b	14,818,000	1,440,004

		5,509,641

Textiles, Apparel & Luxury Goods: 3.2%
Shenzhou International Group Holdings, Ltd.	927,000	4,803,022

	Shares	Value

Diversified Consumer Services: 2.9%
New Oriental Education & Technology Group, Inc. ADR	216,000	$4,365,360

Media: 0.2%
Television Broadcasts, Ltd.	72,300	241,271

Total Consumer Discretionary		23,411,653

CONSUMER STAPLES: 11.0%
Beverages: 3.4%
Kweichow Moutai Co., Ltd. A Shares	171,603	5,149,471

Food Products: 2.6%
Vitasoy International Holdings, Ltd.	2,614,000	3,886,203

Food & Staples Retailing: 2.5%
Shanghai Bailian Group Co., Ltd. B Shares	2,238,277	3,830,330

Personal Products: 2.5%
Shanghai Jahwa United Co., Ltd. A Sharesc	697,793	3,730,792

Total Consumer Staples		16,596,796

INFORMATION TECHNOLOGY: 9.0%
Communications Equipment: 6.5%
Sercomm Corp.	2,285,000	5,617,179
Qualcomm, Inc.	78,100	4,196,313

		9,813,492

Electronic Equipment, Instruments & Components: 2.5%
Sunny Optical Technology Group Co., Ltd.	1,900,000	3,806,299

Total Information Technology		13,619,791

TELECOMMUNICATION SERVICES: 8.7%
Diversified Telecommunication Services: 5.6%
HKBN, Ltd.[b]	3,987,957	4,615,871
CITIC Telecom International Holdings, Ltd.	11,085,000	3,805,060

		8,420,931

Wireless Telecommunication Services: 3.1%
China Mobile, Ltd. ADR	79,030	4,702,285

Total Telecommunication Services		13,123,216

UTILITIES: 5.5%
Independent Power and Renewable Electricity Producers: 3.2%
China Power International Development, Ltd.	7,282,000	4,750,064

Water Utilities: 2.3%
Guangdong Investment, Ltd.	2,328,000	3,475,059

Total Utilities		8,225,123

ENERGY: 2.8%
Energy Equipment & Services: 1.5%
Hilong Holding, Ltd.	10,826,000	2,212,673

Oil, Gas & Consumable Fuels: 1.3%
PetroChina Co., Ltd. H Shares	2,780,000	1,936,001

Total Energy		4,148,674

MATERIALS: 2.7%
Containers & Packaging: 2.7%
Greatview Aseptic Packaging Co., Ltd.	8,688,000	4,056,651

Total Materials		4,056,651

Matthews China Dividend Fund	September 30, 2015
Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

COMMON EQUITIES: (continued)
HEALTH CARE: 2.1%
Pharmaceuticals: 2.1%
Tianjin ZhongXin Pharmaceutical Group Corp., Ltd. S Shares	2,966,200	$3,154,657

Total Health Care		3,154,657

TOTAL INVESTMENTS: 94.8% (Cost $153,049,559d)		142,765,006
CASH AND OTHER ASSETS, LESS LIABILITIES: 5.2%		7,783,423

NET ASSETS: 100.0%		$150,548,429

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Illiquid security, trading was halted at 9/30/15.
d	Cost for federal income tax purposes is $153,103,578 and net unrealized depreciation consists of:

Gross unrealized appreciation	$13,391,722
Gross unrealized depreciation	(23,730,294)

Net unrealized depreciation	($10,338,572)

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Asia Focus Fund	September 30, 2015
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 92.3%
CHINA/HONG KONG: 38.9%
AIA Group, Ltd.	134,600	$700,021
Techtronic Industries Co., Ltd.	131,500	490,239
Jardine Matheson Holdings, Ltd.	10,000	473,510
Yum! Brands, Inc.	5,750	459,713
Samsonite International SA	139,800	456,849
VTech Holdings, Ltd.	31,800	377,542
Baidu, Inc. ADR[b]	2,637	362,350
HSBC Holdings PLC	47,200	354,423
CK Hutchison Holdings, Ltd.	27,228	354,172
Hang Lung Group, Ltd.	76,000	258,741
Cheung Kong Property Holdings, Ltd.	28,728	210,471

Total China/Hong Kong		4,498,031

SINGAPORE: 9.3%
Singapore Telecommunications, Ltd.	191,600	484,962
Singapore Technologies Engineering, Ltd.	144,500	303,159
United Overseas Bank, Ltd.	22,500	293,785

Total Singapore		1,081,906

MALAYSIA: 7.9%
Genting Malaysia BHD	359,600	339,796
Guinness Anchor BHD	100,200	313,904
Axiata Group BHD	199,100	262,991

Total Malaysia		916,691

UNITED STATES: 6.1%
Mead Johnson Nutrition Co.	5,568	391,987
ResMed, Inc.	6,100	310,856

Total United States		702,843

AUSTRALIA: 5.3%
Ansell, Ltd.	23,691	313,709
Insurance Australia Group, Ltd.	88,011	300,921

Total Australia		614,630

THAILAND: 5.1%
Intouch Holdings Public Co., Ltd. NVDR	159,400	319,797
Kasikornbank Public Co., Ltd.	56,500	266,826

Total Thailand		586,623

INDONESIA: 4.7%
PT Indofood Sukses Makmur	726,300	273,339
PT Bank Rakyat Indonesia Persero	458,900	271,713

Total Indonesia		545,052

TAIWAN: 3.7%
Taiwan Semiconductor Manufacturing Co., Ltd.	106,000	424,814

Total Taiwan		424,814

SWITZERLAND: 3.3%
Cie Financiere Richemont SA	4,953	385,398

Total Switzerland		385,398

SOUTH KOREA: 3.0%
Samsung Electronics Co., Ltd.	365	350,201

Total South Korea		350,201

	Shares	Value

JAPAN: 2.6%
Japan Tobacco, Inc.	9,500	$294,692

Total Japan		294,692

INDIA: 2.4%
Tata Motors, Ltd.[b]	61,471	279,628

Total India		279,628

TOTAL INVESTMENTS: 92.3% (Cost $12,731,261c)		10,680,509
CASH AND OTHER ASSETS, LESS LIABILITIES: 7.7%		896,687

NET ASSETS: 100.0%		$11,577,196

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $12,805,544 and net unrealized depreciation consists of:

Gross unrealized appreciation	$267,494
Gross unrealized depreciation	(2,392,529)

Net unrealized depreciation	($2,125,035)

ADR   American Depositary Receipt

BHD   Berhad

NVDR   Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Asia Growth Fund	September 30, 2015
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 99.2%
JAPAN: 44.4%
ORIX Corp.	2,411,000	$31,100,316
Sysmex Corp.	568,600	30,028,767
Omron Corp.	873,100	26,282,230
Seven & I Holdings Co., Ltd.	471,800	21,529,724
Kakaku.com, Inc.	1,183,400	19,218,919
M3, Inc.	966,900	19,215,024
Toyota Motor Corp.	321,400	18,817,300
Unicharm Corp.	919,600	16,287,852
SoftBank Corp.	348,000	16,091,455
Daikin Industries, Ltd.	274,000	15,367,555
Nidec Corp.	218,800	15,045,997
Nitto Denko Corp.	233,500	13,984,954
Komatsu, Ltd.	925,100	13,579,017
COOKPAD, Inc.	570,600	12,045,794
Pigeon Corp.	503,400	11,762,352
Glory, Ltd.	480,100	11,347,175
Rinnai Corp.	132,100	10,078,694
Dexerials Corp.	757,100	9,731,573
Calbee, Inc.	263,500	8,526,861
FANUC Corp.	53,000	8,153,451
Recruit Holdings Co., Ltd.	258,800	7,759,939
Daiken Medical Co., Ltd.	911,500	7,523,169
Benefit One, Inc.	433,800	7,352,670
Yokogawa Electric Corp.	401,100	4,198,336

Total Japan		355,029,124

CHINA/HONG KONG: 14.1%
Baidu, Inc. ADR[b]	183,700	25,242,217
Shenzhou International Group Holdings, Ltd.	4,792,000	24,828,566
Alibaba Group Holding, Ltd. ADR[b]	218,900	12,908,533
Luk Fook Holdings International, Ltd.	3,859,000	9,672,822
China Lodging Group, Ltd. ADS[b]	366,800	8,924,244
Sands China, Ltd.	2,632,000	7,994,596
Autohome, Inc. ADR[b]	202,400	6,584,072
Galaxy Entertainment Group, Ltd.	1,958,000	5,014,997
Haitian International Holdings, Ltd.	2,848,000	4,713,735
Shanghai Haohai Biological Technology Co., Ltd. H Shares[b]	734,500	4,283,742
Hang Lung Group, Ltd.	742,000	2,526,133

Total China/Hong Kong		112,693,657

INDIA: 12.9%
Emami, Ltd.	1,551,001	27,306,499
Lupin, Ltd.	585,342	18,172,701
HDFC Bank, Ltd.	1,102,893	18,016,947
Sun Pharmaceutical Industries, Ltd.	1,306,465	17,287,807
ITC, Ltd.	2,970,516	14,894,952
Multi Commodity Exchange of India, Ltd.	516,163	7,383,107

Total India		103,062,013

INDONESIA: 7.2%
PT Bank Rakyat Indonesia Persero	31,353,900	18,564,518
PT Astra International	43,107,700	15,440,665
PT Indofood CBP Sukses Makmur	14,320,100	12,143,619
PT Ace Hardware Indonesia	194,172,500	6,703,619

	Shares	Value

PT Arwana Citramulia	145,017,700	$4,423,420

Total Indonesia		57,275,841

PHILIPPINES: 4.8%
Vista Land & Lifescapes, Inc.	117,224,100	12,634,711
Universal Robina Corp.	2,873,600	11,814,797
Jollibee Foods Corp.	2,007,890	8,297,609
Emperador, Inc.	37,942,500	5,674,328

Total Philippines		38,421,445

AUSTRALIA: 3.7%
CSL, Ltd.	253,921	15,980,114
Oil Search, Ltd.	2,632,693	13,367,320

Total Australia		29,347,434

SRI LANKA: 3.6%
Sampath Bank PLC	7,897,235	14,449,212
Lanka Orix Leasing Co. PLC[b]	12,121,473	8,286,867
John Keells Holdings PLC	5,248,780	6,316,703

Total Sri Lanka		29,052,782

TAIWAN: 2.0%
St. Shine Optical Co., Ltd.	711,000	8,723,486
Sinmag Equipment Corp.	1,220,675	4,452,995
Synnex Technology International Corp.	3,133,000	3,134,145

Total Taiwan		16,310,626

SOUTH KOREA: 1.8%
Orion Corp.	9,402	7,487,174
Samsung Electronics Co., Ltd.	7,384	7,084,607

Total South Korea		14,571,781

THAILAND: 1.3%
Major Cineplex Group Public Co., Ltd.	11,921,000	10,501,901

Total Thailand		10,501,901

MALAYSIA: 1.3%
7-Eleven Malaysia Holdings BHD	21,204,100	7,137,370
SapuraKencana Petroleum BHD	7,729,800	3,317,894

Total Malaysia		10,455,264

VIETNAM: 1.2%
Vietnam Dairy Products JSC	2,164,300	9,635,349

Total Vietnam		9,635,349

PAKISTAN: 0.9%
Habib Bank, Ltd.	4,001,000	7,570,401

Total Pakistan		7,570,401

TOTAL INVESTMENTS: 99.2% (Cost $747,213,240c)		793,927,618
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.8%		6,344,663

NET ASSETS: 100.0%		$800,272,281

Matthews Asia Growth Fund	September 30, 2015
Schedule of Investments[a] (unaudited) (continued)

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $747,213,240 and net unrealized appreciation consists of:

Gross unrealized appreciation	$161,229,313
Gross unrealized depreciation	(114,514,935)

Net unrealized appreciation	$46,714,378

ADR	American Depositary Receipt
ADS	American Depositary Share
BHD	Berhad
JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

Matthews Pacific Tiger Fund	September 30, 2015
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 98.4%
CHINA/HONG KONG: 31.8%
Hengan International Group Co., Ltd.	16,483,500	$161,072,028
Ping An Insurance Group Co. of China, Ltd. H Shares	30,743,000	153,622,315
Baidu, Inc. ADR[b]	1,081,800	148,650,138
Sinopharm Group Co., Ltd. H Shares	38,969,200	137,068,243
China Mobile, Ltd. ADR	2,215,026	131,794,047
Lenovo Group, Ltd.	135,894,000	114,883,135
China Resources Land, Ltd.	47,814,000	112,904,062
Tencent Holdings, Ltd.	5,886,500	99,226,320
WuXi PharmaTech Cayman, Inc. ADR[b]	2,243,158	96,926,857
Dairy Farm International Holdings, Ltd.	15,954,946	96,824,792
China Resources Enterprise, Ltd.	50,302,000	93,591,025
AIA Group, Ltd.	17,640,800	91,745,398
Hang Lung Group, Ltd.	25,553,000	86,994,983
Yum! Brands, Inc.	1,074,410	85,899,080
Alibaba Group Holding, Ltd. ADR[b]	1,291,700	76,171,549
China Vanke Co., Ltd. H Shares	29,747,704	63,908,292
Hong Kong Exchanges and Clearing, Ltd.	2,603,000	59,715,424
Fuyao Glass Industry Group Co., Ltd. H Shares[b],†	30,836,000	58,950,444
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	24,190,604	58,696,725
Swire Pacific, Ltd. A Share Class	5,013,000	56,188,414
Tasly Pharmaceutical Group Co., Ltd. A Shares	8,120,247	42,461,515
Shanghai Jahwa United Co., Ltd. A Shares[c]	2,220,199	11,870,427

Total China/Hong Kong		2,039,165,213

INDIA: 20.3%
Kotak Mahindra Bank, Ltd.	16,873,409	167,018,044
Tata Power Co., Ltd.†	165,620,436	164,257,211
Sun Pharmaceutical Industries, Ltd.	12,078,258	159,825,633
Container Corp. of India, Ltd.	5,471,996	123,878,507
Titan Co., Ltd.	24,797,915	120,169,075
Housing Development Finance Corp., Ltd.	5,935,685	109,973,491
GAIL India, Ltd.	22,282,108	102,814,741
HDFC Bank, Ltd.	6,223,409	101,666,100
ITC, Ltd.	18,735,000	93,942,238
Dabur India, Ltd.	21,117,482	88,881,395
Thermax, Ltd.	5,310,034	68,907,480

Total India		1,301,333,915

SOUTH KOREA: 16.2%
Naver Corp.	417,316	180,879,726
Dongbu Insurance Co., Ltd.	3,399,119	176,291,308
Amorepacific Corp.	519,511	169,292,275
Orion Corp.	203,080	161,720,405
Green Cross Corp.†	964,850	152,914,024
Samsung Electronics Co., Ltd.	105,105	100,843,395
Cheil Worldwide, Inc.[b],†	6,154,297	95,088,408

Total South Korea		1,037,029,541

TAIWAN: 6.0%
President Chain Store Corp.	23,236,608	144,919,330
Delta Electronics, Inc.	29,692,000	140,050,019

	Shares	Value

Synnex Technology International Corp.†	98,191,354	$98,227,231

Total Taiwan		383,196,580

INDONESIA: 5.8%
PT Indofood CBP Sukses Makmur	112,761,300	95,622,950
PT Bank Central Asia	100,580,000	84,444,620
PT Telekomunikasi Indonesia Persero	446,304,300	80,603,074
PT Astra International	159,745,900	57,219,078
PT Perusahaan Gas Negara Persero	234,985,100	40,661,898
PT Telekomunikasi Indonesia Persero ADR	364,070	12,979,096

Total Indonesia		371,530,716

THAILAND: 5.4%
Central Pattana Public Co., Ltd.	134,488,800	166,031,454
The Siam Cement Public Co., Ltd.	8,872,950	113,569,452
Kasikornbank Public Co., Ltd. NVDR	13,577,700	64,121,895

Total Thailand		343,722,801

MALAYSIA: 3.4%
Genting BHD	54,370,200	90,028,084
IHH Healthcare BHD	47,676,300	64,716,492
Public Bank BHD	12,771,594	50,925,868
IHH Healthcare BHD	11,543,000	15,192,642

Total Malaysia		220,863,086

PHILIPPINES: 2.9%
GT Capital Holdings, Inc.	3,897,540	105,725,833
SM Prime Holdings, Inc.	181,670,771	80,481,761

Total Philippines		186,207,594

SWITZERLAND: 2.7%
DKSH Holding, Ltd.	2,688,062	170,537,576

Total Switzerland		170,537,576

VIETNAM: 2.0%
Vietnam Dairy Products JSC	28,359,837	126,256,493

Total Vietnam		126,256,493

UNITED STATES: 1.4%
Cognizant Technology Solutions Corp. Class Ab	1,382,600	86,564,586

Total United States		86,564,586

SINGAPORE: 0.5%
Hyflux, Ltd.†	63,942,780	31,121,336

Total Singapore		31,121,336

TOTAL COMMON EQUITIES (Cost $5,369,900,832)		6,297,529,437

WARRANTS: 0.0%
MALAYSIA: 0.0%
Genting BHD, expires 12/18/18	12,253,875	2,383,453

Total Malaysia		2,383,453

TOTAL WARRANTS (Cost $5,593,674)		2,383,453

Matthews Pacific Tiger Fund	September 30, 2015
Schedule of Investments[a] (unaudited) (continued)

Value

TOTAL INVESTMENTS: 98.4% (Cost $5,375,494,506d)	$6,299,912,890
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.6%	103,601,745

NET ASSETS: 100.0%	$6,403,514,635

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Illiquid security, trading was halted at 9/30/15.
d	Cost for federal income tax purposes is $5,377,127,603 and net unrealized appreciation consists of:

Gross unrealized appreciation	$1,582,676,337
Gross unrealized depreciation	(659,891,050)

Net unrealized appreciation	$922,785,287

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt
BHD	Berhad
JSC	Joint Stock Co.
NVDR	Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Asia ESG Fund	September 30, 2015
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 92.0%
CHINA/HONG KONG: 25.1%
Sino Biopharmaceutical, Ltd.	120,000	$148,603
MTR Corp., Ltd.	33,000	143,484
JD.com, Inc. ADR[b]	5,200	135,512
Inner Mongolia Yili Industrial Group Co., Ltd. A Shares	54,800	132,968
AIA Group, Ltd.	19,000	98,814
CSPC Pharmaceutical Group, Ltd.	110,000	96,851
Towngas China Co., Ltd.	146,000	89,743
Haier Electronics Group Co., Ltd.	42,000	70,519
Beijing Urban Construction Design & Development Group Co., Ltd. H Shares	122,000	68,860
Guangdong Investment, Ltd.	36,000	53,738
China Conch Venture Holdings, Ltd.	24,500	52,123
HKBN, Ltd.[b]	43,500	50,349
Weifu High-Technology Group Co., Ltd. B Shares	11,500	28,941
CIMC Enric Holdings, Ltd.	44,000	25,264

Total China/Hong Kong		1,195,769

INDIA: 17.1%
Bharti Infratel, Ltd.	27,712	150,157
Bata India, Ltd.	8,718	143,363
Ipca Laboratories, Ltd.	8,837	99,996
Power Grid Corp. of India, Ltd.	48,922	98,937
Lupin, Ltd.	3,122	96,927
Infosys, Ltd.	5,446	96,613
Sanofi India, Ltd.	1,010	63,652
KPIT Technologies, Ltd.	23,275	38,042
SKS Microfinance, Ltd.[b]	4,882	30,245

Total India		817,932

TAIWAN: 13.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	57,000	228,438
CHC Resources Corp.	34,000	61,614
St. Shine Optical Co., Ltd.	5,000	61,347
Merida Industry Co., Ltd.	11,000	59,401
Greatek Electronics, Inc.	68,000	58,308
KD Holding Corp.	12,000	57,443
Lumax International Corp., Ltd.	36,000	47,430
Sporton International, Inc.	8,077	46,964

Total Taiwan		620,945

SOUTH KOREA: 8.2%
Hanon Systems	4,502	149,678
DGB Financial Group, Inc.	11,233	99,892
iMarketKorea, Inc.	2,951	73,317
KT Skylife Co., Ltd.	3,990	68,686

Total South Korea		391,573

JAPAN: 5.8%
Tsukui Corp.	11,800	113,419
Daikin Industries, Ltd.	1,800	100,955
Koito Manufacturing Co., Ltd.	1,200	39,212
Ain Pharmaciez, Inc.	500	25,521

Total Japan		279,107

	Shares	Value

PHILIPPINES: 4.6%
Puregold Price Club, Inc.	179,900	$119,317
Energy Development Corp.	831,900	98,053

Total Philippines		217,370

THAILAND: 4.2%
Total Access Communication Public Co., Ltd. NVDR	116,700	185,932
Bumrungrad Hospital Public Co., Ltd.	2,500	14,903

Total Thailand		200,835

SINGAPORE: 3.2%
Parkway Life REIT	64,400	104,086
Vicom, Ltd.	11,300	47,664

Total Singapore		151,750

PAKISTAN: 2.5%
Abbott Laboratories Pakistan, Ltd.	11,950	74,748
Bank Alfalah, Ltd.	182,000	43,429

Total Pakistan		118,177

INDONESIA: 2.4%
PT Bank Rakyat Indonesia Persero	121,200	71,762
PT Perusahaan Gas Negara Persero	241,700	41,824

Total Indonesia		113,586

LUXEMBOURG: 1.5%
L’Occitane International SA	34,500	72,203

Total Luxembourg		72,203

SRI LANKA: 1.3%
Nestle Lanka PLC	4,224	62,738

Total Sri Lanka		62,738

BANGLADESH: 1.3%
Square Pharmaceuticals, Ltd.	19,040	61,055

Total Bangladesh		61,055

AUSTRALIA: 1.3%
Ansell, Ltd.	2,695	35,686
Tox Free Solutions, Ltd.	13,444	24,404

Total Australia		60,090

UNITED STATES: 0.5%
Sensata Technologies Holding NVb	500	22,170

Total United States		22,170

TOTAL INVESTMENTS: 92.0% (Cost $4,775,414c)		4,385,300
CASH AND OTHER ASSETS, LESS LIABILITIES: 8.0%		381,267

NET ASSETS: 100.0%		$4,766,567

Matthews Asia ESG Fund	September 30, 2015
Schedule of Investments[a] (unaudited) (continued)

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $4,775,414 and net unrealized depreciation consists of:

Gross unrealized appreciation	$84,408
Gross unrealized depreciation	(474,522)

Net unrealized depreciation	($390,114)

ADR	American Depositary Receipt
NVDR	Non-voting Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to schedules of investments.

Matthews Emerging Asia Fund	September 30, 2015
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 99.1%
PAKISTAN: 19.2%
The Searle Pakistan, Ltd.[b]	2,041,700	$7,834,054
K-Electric, Ltd.[b]	56,269,000	3,815,631
Habib Bank, Ltd.	1,508,100	2,853,517
PAK Suzuki Motor Co., Ltd.	688,600	2,732,452
Hum Network, Ltd.	15,552,000	2,420,283
Abbott Laboratories Pakistan, Ltd.	347,100	2,171,140
GlaxoSmithKline Pakistan, Ltd.	1,021,540	2,089,622
ICI Pakistan, Ltd.	452,600	2,088,998
Engro Foods, Ltd.[b]	1,237,100	1,747,633
Pakistan Petroleum, Ltd.	1,487,800	1,701,686
National Foods, Ltd.	429,700	1,487,899

Total Pakistan		30,942,915

BANGLADESH: 15.6%
British American Tobacco Bangladesh Co., Ltd.	132,990	5,041,208
Olympic Industries, Ltd.	1,193,695	4,644,322
Square Pharmaceuticals, Ltd.	1,421,741	4,559,077
Marico Bangladesh, Ltd.	161,759	3,567,745
United Commercial Bank, Ltd.	11,765,239	3,388,510
Berger Paints Bangladesh, Ltd.	69,450	1,915,070
Bata Shoe Co. Bangladesh, Ltd.	75,700	1,321,575
Apex Footwear, Ltd.	113,800	576,499

Total Bangladesh		25,014,006

VIETNAM: 12.3%
Vinh Hoan Corp.	2,579,760	4,201,346
Phu Nhuan Jewelry JSC	2,007,863	2,936,007
Tien Phong Plastic JSC	1,292,517	2,622,123
National Seed JSC	554,535	2,516,408
Mobile World Investment Corp.[b]	632,587	1,723,279
DHG Pharmaceutical JSC	436,320	1,294,114
Nam Long Investment Corp.	1,386,590	1,258,433
Dinh Vu Port Investment & Development JSC	517,550	1,174,288
Masan Group Corp.[b]	273,360	901,461
Saigon Securities, Inc.	820,829	858,430
Phuoc Hoa Rubber JSC	304,000	246,148

Total Vietnam		19,732,037

INDIA: 11.4%
PC Jeweller, Ltd.	801,621	4,328,558
Emami, Ltd.	126,978	2,235,540
Supreme Industries, Ltd.	223,468	2,106,087
Praj Industries, Ltd.	1,224,447	1,551,392
Info Edge India, Ltd.	124,174	1,513,281
GRUH Finance, Ltd.	304,007	1,234,828
VST Industries, Ltd.	49,694	1,214,793
Shriram Transport Finance Co., Ltd.	83,544	1,180,566
Shriram City Union Finance, Ltd.	41,454	1,077,368
Shalimar Paints, Ltd.[b]	525,830	826,660
Cipla India, Ltd.	60,053	582,993
Multi Commodity Exchange of India, Ltd.	32,155	459,940

Total India		18,312,006

	Shares	Value

CHINA/HONG KONG: 10.8%
Shenzhou International Group Holdings, Ltd.	689,000	$3,569,884
Luk Fook Holdings International, Ltd.	1,200,000	3,007,874
CIMC Enric Holdings, Ltd.	4,378,000	2,513,741
Alibaba Group Holding, Ltd. ADR[b]	29,300	1,727,821
Playmates Toys, Ltd.	8,756,000	1,694,135
Tencent Holdings, Ltd.	88,700	1,495,180
Future Bright Holdings, Ltd.	9,948,000	1,110,697
Haitian International Holdings, Ltd.	618,000	1,022,854
Melco Crown Entertainment, Ltd. ADR	49,500	681,120
Louis XIII Holdings, Ltd.[b]	1,923,000	537,980

Total China/Hong Kong		17,361,286

SRI LANKA: 9.5%
Sampath Bank PLC	2,483,749	4,544,403
National Development Bank PLC	2,515,196	3,958,218
Hemas Holdings PLC	5,038,636	3,031,027
Aitken Spence Hotel Holdings PLC	1,973,457	1,033,516
Chevron Lubricants Lanka PLC	260,863	684,619
Ceylon Tobacco Co. PLC	85,424	584,750
Expolanka Holdings PLC	9,348,946	542,543
Ceylinco Insurance Co. PLC	51,393	509,202
Lanka Orix Leasing Co. PLC[b]	573,466	392,051

Total Sri Lanka		15,280,329

INDONESIA: 8.4%
PT Matahari Department Store	3,032,600	3,349,541
PT Gudang Garam	1,058,900	3,039,779
PT Mayora Indah	1,179,600	2,141,799
PT Bank Mandiri Persero	3,728,900	2,022,739
PT Sumber Alfaria Trijaya	38,533,300	1,499,248
PT Indofood CBP Sukses Makmur	1,301,700	1,103,857
PT Electronic City Indonesia	4,790,100	289,424

Total Indonesia		13,446,387

PHILIPPINES: 6.3%
Puregold Price Club, Inc.	4,214,000	2,794,908
Universal Robina Corp.	505,710	2,079,225
Vista Land & Lifescapes, Inc.	18,094,100	1,950,228
Emperador, Inc.	9,273,800	1,386,903
GT Capital Holdings, Inc.	40,630	1,102,141
RFM Corp.	9,430,400	807,181

Total Philippines		10,120,586

THAILAND: 2.6%
SNC Former Public Co., Ltd.	5,111,700	1,931,074
Srisawad Power 1979 Public Co., Ltd.	1,283,568	1,303,317
Beauty Community Public Co., Ltd.	7,142,000	893,392

Total Thailand		4,127,783

AUSTRALIA: 1.1%
Oil Search, Ltd.	349,221	1,773,146

Total Australia		1,773,146

CAMBODIA: 1.0%
NagaCorp, Ltd.	2,828,000	1,700,602

Total Cambodia		1,700,602

Matthews Emerging Asia Fund	September 30, 2015
Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

COMMON EQUITIES: (continued)
SINGAPORE: 0.9%
Yoma Strategic Holdings, Ltd.[b]	5,491,766	$1,412,890

Total Singapore		1,412,890

TOTAL COMMON EQUITIES (Cost $161,682,042)		159,223,973

WARRANTS: 0.0%
THAILAND: 0.0%
Srisawad Power 1979 Public Co., Ltd., expires 6/11/20	50,336	11,372

Total Thailand		11,372

TOTAL WARRANTS (Cost $0)		11,372

TOTAL INVESTMENTS: 99.1% (Cost $161,682,042c)		159,235,345
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.9%		1,454,174

NET ASSETS: 100.0%		$160,689,519

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $161,682,042 and net unrealized depreciation consists of:

Gross unrealized appreciation	$22,455,480
Gross unrealized depreciation	(24,902,177)

Net unrealized depreciation	($2,446,697)

ADR	American Depositary Receipt
JSC	Joint Stock Co.

See accompanying notes to schedules of investments.

Matthews China Fund	September 30, 2015
Consolidated Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: CHINA: 98.5%
FINANCIALS: 38.3%
Insurance: 13.4%
Ping An Insurance Group Co. of China, Ltd. H Shares	9,580,500	$47,873,617
China Life Insurance Co., Ltd. H Shares	7,941,000	27,669,445
AIA Group, Ltd.	4,103,800	21,342,840

		96,885,902

Banks: 12.2%
China Construction Bank Corp. H Shares	48,922,660	32,647,686
China Merchants Bank Co., Ltd. H Shares	6,738,643	16,424,129
BOC Hong Kong Holdings, Ltd.	5,566,000	16,415,690
Chongqing Rural Commercial Bank Co., Ltd. H Shares	24,695,000	14,040,451
Bank of China, Ltd. H Shares	21,709,000	9,361,634

		88,889,590

Real Estate Management & Development: 8.2%
China Overseas Land & Investment, Ltd.	6,896,000	20,966,461
China Vanke Co., Ltd. H Shares	9,185,368	19,733,327
China Resources Land, Ltd.	8,062,000	19,036,946

		59,736,734

Capital Markets: 2.3%
China Galaxy Securities Co., Ltd. H Shares	23,969,500	16,981,084

Diversified Financial Services: 2.2%
Hong Kong Exchanges and Clearing, Ltd.	681,300	15,629,703

Total Financials		278,123,013

INFORMATION TECHNOLOGY: 16.5%
Internet Software & Services: 11.3%
Tencent Holdings, Ltd.	3,024,700	50,986,129
NetEase, Inc. ADR	134,100	16,108,092
Baidu, Inc. ADR[b]	107,400	14,757,834

		81,852,055

Electronic Equipment, Instruments & Components: 2.6%
Hangzhou Hikvision Digital Technology Co., Ltd. A Shares[c]	3,705,959	19,040,803

Communications Equipment: 2.6%
ZTE Corp. H Shares	8,220,364	18,802,475

Total Information Technology		119,695,333

INDUSTRIALS: 15.3%
Commercial Services & Supplies: 4.2%
China Everbright International, Ltd.	13,168,000	18,498,674
Dongjiang Environmental Co., Ltd. H Shares	7,675,400	11,949,072

		30,447,746

Construction & Engineering: 2.8%
China State Construction International Holdings, Ltd.	14,052,000	20,165,154

Transportation Infrastructure: 2.5%
China Merchants Holdings International Co., Ltd.	3,572,581	10,548,282
Qingdao Port International Co., Ltd. H Shares	14,043,000	6,321,743
Yuexiu Transport Infrastructure, Ltd.	2,657,000	1,673,665

		18,543,690

Airlines: 2.1%
Air China, Ltd. H Shares	19,367,900	15,339,910

	Shares	Value

Electrical Equipment: 2.1%
Boer Power Holdings, Ltd.	8,874,000	$15,019,727

Air Freight & Logistics: 1.6%
Sinotrans, Ltd. H Shares	24,822,000	11,713,586

Total Industrials		111,229,813

CONSUMER DISCRETIONARY: 13.3%
Internet & Catalog Retail: 5.5%
JD.com, Inc. ADR[b]	723,300	18,849,198
Vipshop Holdings, Ltd. ADR[b]	807,500	13,566,000
Ctrip.com International, Ltd. ADR[b]	120,400	7,606,872

		40,022,070

Household Durables: 3.0%
Haier Electronics Group Co., Ltd.	7,121,000	11,956,349
Gree Electric Appliances, Inc. of Zhuhai A Shares[c]	3,824,278	9,789,250

		21,745,599

Textiles, Apparel & Luxury Goods: 2.8%
ANTA Sports Products, Ltd.	7,758,000	20,138,275

Hotels, Restaurants & Leisure: 1.6%
Sands China, Ltd.	3,876,800	11,775,627

Automobiles: 0.4%
Chongqing Changan Automobile Co., Ltd. B Shares	1,561,114	2,637,685

Total Consumer Discretionary		96,319,256

HEALTH CARE: 6.3%
Pharmaceuticals: 4.2%
Sino Biopharmaceutical, Ltd.	14,240,000	17,634,252
Jiangsu Hengrui Medicine Co., Ltd. A Shares[c]	1,799,919	13,110,242

		30,744,494

Health Care Providers & Services: 2.1%
Sinopharm Group Co., Ltd. H Shares	4,276,000	15,040,181

Total Health Care		45,784,675

CONSUMER STAPLES: 3.3%
Beverages: 2.4%
Kweichow Moutai Co., Ltd. A Shares[c]	584,779	17,559,950

Food Products: 0.9%
China Mengniu Dairy Co., Ltd.	1,873,000	6,604,717

Total Consumer Staples		24,164,667

UTILITIES: 3.2%
Water Utilities: 1.8%
Beijing Enterprises Water Group, Ltd.	18,710,000	13,087,684

Independent Power and Renewable Electricity Producers: 1.4%
China Longyuan Power Group Corp. H Shares	9,065,000	9,804,532

Total Utilities		22,892,216

ENERGY: 1.3%
Oil, Gas & Consumable Fuels: 1.3%
China Shenhua Energy Co., Ltd. H Shares	6,054,000	9,298,257

Total Energy		9,298,257

Matthews China Fund	September 30, 2015
Consolidated Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

COMMON EQUITIES: CHINA (continued)
MATERIALS: 1.0%
Construction Materials: 1.0%
Anhui Conch Cement Co., Ltd. H Shares	2,567,000	$7,589,337

Total Materials		7,589,337

TOTAL INVESTMENTS: 98.5% (Cost $691,968,129d)		715,096,567
CASH AND OTHER ASSETS, LESS LIABILITIES: 1.5%		11,163,136

NET ASSETS: 100.0%		$726,259,703

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Security held by Matthews ADF-U Series.
d	Cost for federal income tax purposes is $692,289,021 and net unrealized appreciation consists of:

Gross unrealized appreciation	$94,422,966
Gross unrealized depreciation	(71,615,420)

Net unrealized appreciation	$22,807,546

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews India Fund	September 30, 2015
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 99.4%
FINANCIALS: 25.9%
Banks: 10.4%
IndusInd Bank, Ltd.	4,803,934	$69,141,169
Kotak Mahindra Bank, Ltd.	5,547,258	54,908,417
HDFC Bank, Ltd.	2,030,165	33,164,935
HDFC Bank, Ltd. ADR+	30,922	1,889,025

		159,103,546

Consumer Finance: 5.7%
Shriram City Union Finance, Ltd.	2,910,154	75,633,413
Sundaram Finance, Ltd.	543,318	12,710,529

		88,343,942

Diversified Financial Services: 4.8%
CRISIL, Ltd.	1,527,723	42,775,395
IDFC, Ltd.	13,050,467	28,136,032
Multi Commodity Exchange of India, Ltd.	168,101	2,404,488

		73,315,915

Thrifts & Mortgage Finance: 4.7%
Housing Development Finance Corp., Ltd.	2,958,810	54,819,396
GRUH Finance, Ltd.	4,421,238	17,958,363

		72,777,759

Real Estate Management & Development: 0.3%
Ascendas India Trust	7,367,700	4,426,678

Total Financials		397,967,840

CONSUMER STAPLES: 18.0%
Personal Products: 10.0%
Emami, Ltd.	3,464,801	61,000,338
Bajaj Corp., Ltd.	5,759,447	39,367,629
Dabur India, Ltd.	7,592,176	31,954,718
Marico, Ltd.	3,425,223	21,102,649

		153,425,334

Tobacco: 6.7%
ITC, Ltd.	14,617,949	73,298,257
VST Industries, Ltd.†	1,215,704	29,718,444

		103,016,701

Food Products: 1.3%
Zydus Wellness, Ltd.	1,670,471	20,688,748

Total Consumer Staples		277,130,783

INFORMATION TECHNOLOGY: 16.3%
IT Services: 12.4%
Mindtree, Ltd.	2,933,292	67,855,113
Cognizant Technology Solutions Corp. Class Ab	1,047,700	65,596,497
eClerx Services, Ltd.†	2,366,218	57,343,359

		190,794,969

Internet Software & Services: 3.9%
Info Edge India, Ltd.	3,072,208	37,440,326
Just Dial, Ltd.	1,528,000	22,958,207

		60,398,533

Total Information Technology		251,193,502

HEALTH CARE: 15.5%
Pharmaceuticals: 14.7%
Taro Pharmaceutical Industries, Ltd.[b]	538,100	76,889,109

	Shares	Value

Ajanta Pharma, Ltd.	2,942,072	$66,503,145
Sun Pharma Advanced Research Co., Ltd.[b]	4,816,014	28,328,151
Sun Pharmaceutical Industries, Ltd.	2,117,725	28,022,811
Alembic Pharmaceuticals, Ltd.	1,942,940	20,232,623
Caplin Point Laboratories, Ltd.	239,449	5,259,301

		225,235,140

Health Care Equipment & Supplies: 0.8%
Poly Medicure, Ltd.	2,076,732	12,185,963

Total Health Care		237,421,103

INDUSTRIALS: 10.8%
Machinery: 5.4%
AIA Engineering, Ltd.	2,898,571	43,914,648
Thermax, Ltd.	1,598,128	20,738,657
Ashok Leyland, Ltd.	12,656,152	17,891,414

		82,544,719

Air Freight & Logistics: 1.9%
Blue Dart Express, Ltd.	261,973	30,003,530

Road & Rail: 1.9%
Container Corp. of India, Ltd.	1,291,324	29,233,809

Transportation Infrastructure: 1.6%
Gujarat Pipavav Port, Ltd.[b]	8,578,564	24,307,841

Total Industrials		166,089,899

CONSUMER DISCRETIONARY: 7.5%
Textiles, Apparel & Luxury Goods: 4.9%
Titan Co., Ltd.	9,030,467	43,761,053
Page Industries, Ltd.	107,100	21,672,665
Kewal Kiran Clothing, Ltd.	222,262	7,258,300
Vaibhav Global, Ltd.	500,000	2,868,678

		75,560,696

Household Durables: 2.6%
Symphony, Ltd.	1,166,560	32,773,736
LA Opala RG, Ltd.	746,323	6,327,291

		39,101,027

Total Consumer Discretionary		114,661,723

MATERIALS: 5.4%
Chemicals: 3.4%
Asian Paints, Ltd.	1,534,000	19,700,323
Supreme Industries, Ltd.	1,895,000	17,859,537
Castrol India, Ltd.	2,139,063	14,434,830

		51,994,690

Metals & Mining: 2.0%
NMDC, Ltd.	21,773,892	30,942,004

Total Materials		82,936,694

TOTAL INVESTMENTS: 99.4% (Cost $1,258,501,680c)		1,527,401,544
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.6%		8,972,491

NET ASSETS: 100.0%		$1,536,374,035

Matthews India Fund	September 30, 2015
Schedule of Investments[a] (unaudited) (continued)

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $1,258,604,786 and net unrealized appreciation consists of:

Gross unrealized appreciation	$351,915,076
Gross unrealized depreciation	(83,118,318)

Net unrealized appreciation	$268,796,758

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR	American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Japan Fund	September 30, 2015
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: JAPAN: 94.2%
INDUSTRIALS: 22.9%
Professional Services: 7.5%
Nihon M&A Center, Inc.	707,300	$30,908,918
TechnoPro Holdings, Inc.	993,500	26,339,751
Nomura Co., Ltd.	1,276,400	18,106,297
Benefit One, Inc.	811,300	13,751,087
Recruit Holdings Co., Ltd.	432,200	12,959,217

		102,065,270

Machinery: 6.6%
Mitsubishi Heavy Industries, Ltd.	5,718,000	25,572,268
Komatsu, Ltd.	1,635,400	24,005,106
SMC Corp.	95,400	20,888,636
Harmonic Drive Systems, Inc.	1,402,700	20,098,480

		90,564,490

Electrical Equipment: 3.9%
Nidec Corp.	413,500	28,434,734
Mabuchi Motor Co., Ltd.	553,300	24,024,063

		52,458,797

Building Products: 2.7%
Aica Kogyo Co., Ltd.	1,005,000	20,107,073
Daikin Industries, Ltd.	309,100	17,336,173

		37,443,246

Road & Rail: 1.6%
Trancom Co., Ltd.	403,300	21,475,844

Air Freight & Logistics: 0.6%
AIT Corp.†	1,130,300	8,780,673

Total Industrials		312,788,320

CONSUMER DISCRETIONARY: 17.8%
Specialty Retail: 5.9%
VT Holdings Co., Ltd.	4,366,500	26,283,419
United Arrows, Ltd.	599,600	24,748,768
Sac’s Bar Holdings, Inc.	1,101,950	18,847,656
Workman Co., Ltd.	171,000	10,406,312

		80,286,155

Automobiles: 2.8%
Toyota Motor Corp.	642,400	37,611,181

Multiline Retail: 2.2%
Ryohin Keikaku Co., Ltd.	146,900	29,910,122

Hotels, Restaurants & Leisure: 2.1%
Kyoritsu Maintenance Co., Ltd.	451,300	29,046,466
Ride On Express Co., Ltd.	13,600	147,903

		29,194,369

Distributors: 1.9%
Doshisha Co., Ltd.	1,380,800	25,337,637

Internet & Catalog Retail: 1.1%
Start Today Co., Ltd.	470,700	15,580,281

Household Durables: 0.9%
Rinnai Corp.	170,100	12,977,940

Auto Components: 0.9%
Nifco, Inc.	347,800	11,886,542

Total Consumer Discretionary		242,784,227

	Shares	Value

CONSUMER STAPLES: 13.9%
Food & Staples Retailing: 6.2%
Seven & I Holdings Co., Ltd.	805,800	$36,771,199
San-A Co., Ltd.	733,300	32,217,869
Cosmos Pharmaceutical Corp.	135,100	15,893,893

		84,882,961

Household Products: 3.4%
Pigeon Corp.	1,280,100	29,910,582
Unicharm Corp.	951,100	16,845,776

		46,756,358

Personal Products: 3.0%
Kao Corp.	909,600	41,232,935

Food Products: 1.3%
Calbee, Inc.	517,000	16,730,122
Ariake Japan Co., Ltd.	17,400	681,962

		17,412,084

Total Consumer Staples		190,284,338

INFORMATION TECHNOLOGY: 13.5%
Electronic Equipment, Instruments & Components: 8.6%
Keyence Corp.	67,900	30,322,661
Murata Manufacturing Co., Ltd.	176,900	22,850,975
Omron Corp.	665,400	20,030,003
Yokogawa Electric Corp.	1,555,500	16,281,504
Dexerials Corp.	1,215,300	15,621,161
Anritsu Corp.	2,024,900	12,317,179

		117,423,483

Internet Software & Services: 3.7%
COOKPAD, Inc.	1,613,300	34,057,973
Kakaku.com, Inc.	1,023,300	16,618,827

		50,676,800

Semiconductors & Semiconductor Equipment: 1.1%
Rohm Co., Ltd.	338,300	15,044,266

Software: 0.1%
NSD Co., Ltd.	57,600	707,365

Total Information Technology		183,851,914

HEALTH CARE: 12.8%
Health Care Equipment & Supplies: 8.1%
Hoya Corp.	883,200	28,926,476
Asahi Intecc Co., Ltd.	762,900	27,496,966
Sysmex Corp.	484,600	25,592,579
CYBERDYNE, Inc.[b]	1,217,100	14,438,407
Daiken Medical Co., Ltd. †	1,613,700	13,318,856

		109,773,284

Health Care Technology: 2.0%
M3, Inc.	1,369,400	27,213,832

Health Care Providers & Services: 1.4%
N Field Co., Ltd.b,†	964,700	12,195,901
WIN-Partners Co., Ltd.	508,000	7,033,267

		19,229,168

Pharmaceuticals: 1.3%
Rohto Pharmaceutical Co., Ltd.	1,179,300	18,100,347

Matthews Japan Fund	September 30, 2015
Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

COMMON EQUITIES: JAPAN (continued)
Total Health Care		$174,316,631

FINANCIALS: 11.1%
Diversified Financial Services: 6.7%
ORIX Corp.	2,492,100	32,146,453
Zenkoku Hosho Co., Ltd.	768,800	25,517,388
Financial Products Group Co., Ltd.	2,725,500	19,713,630
eGuarantee, Inc.†	729,200	13,672,925

		91,050,396

Insurance: 2.4%
Tokio Marine Holdings, Inc.	869,900	32,499,460

Banks: 2.0%
Sumitomo Mitsui Financial Group, Inc.	744,100	28,216,505

Total Financials		151,766,361

MATERIALS: 2.2%
Chemicals: 2.2%
Shin-Etsu Chemical Co., Ltd.	388,900	19,944,377
MORESCO Corp.†	774,500	10,198,122

Total Materials		30,142,499

TOTAL INVESTMENTS: 94.2%		1,285,934,290
(Cost $1,272,966,727c)
CASH AND OTHER ASSETS, LESS LIABILITIES: 5.8%		78,576,619

NET ASSETS: 100.0%		$1,364,510,909

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $1,273,637,782 and net unrealized appreciation consists of:

Gross unrealized appreciation	$106,358,683
Gross unrealized depreciation	(94,062,175)

Net unrealized appreciation	$12,296,508

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

See accompanying notes to schedules of investments.

Matthews Korea Fund	September 30, 2015
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: SOUTH KOREA: 81.2%
CONSUMER DISCRETIONARY: 21.4%
Hotels, Restaurants & Leisure: 6.8%
Modetour Network, Inc.	154,085	$5,004,669
Kangwon Land, Inc.	136,640	4,883,704
Shinsegae Food Co., Ltd.	21,316	3,606,172

		13,494,545

Auto Components: 4.4%
Hyundai Mobis Co., Ltd.	23,876	4,671,744
Hankook Tire Co., Ltd.	119,816	4,011,090

		8,682,834

Specialty Retail: 3.0%
Hotel Shilla Co., Ltd.	59,828	5,831,376

Automobiles: 2.9%
Kia Motors Corp.	124,232	5,631,588

Media: 1.9%
CJ CGV Co., Ltd.	29,234	2,601,978
Cheil Worldwide, Inc.[b]	79,016	1,220,855

		3,822,833

Multiline Retail: 1.4%
Hyundai Department Store Co., Ltd.	24,494	2,775,673

Internet & Catalog Retail: 1.0%
NS Shopping Co., Ltd.[b]	10,422	2,040,442

Total Consumer Discretionary		42,279,291

CONSUMER STAPLES: 20.7%
Food & Staples Retailing: 9.4%
BGF Retail Co., Ltd.	56,179	9,595,544
E-Mart Co., Ltd.	25,018	4,881,380
Hyundai Greenfood Co., Ltd.	192,083	4,160,679

		18,637,603

Food Products: 7.9%
Ottogi Corp.	5,434	4,776,549
Orion Corp.	5,967	4,751,751
Binggrae Co., Ltd.	48,495	3,092,190
Daesang Corp.	112,977	2,946,025

		15,566,515

Household Products: 2.0%
LG Household & Health Care, Ltd.	5,404	3,910,817

Personal Products: 1.4%
Amorepacific Corp.	8,430	2,747,072

Total Consumer Staples		40,862,007

FINANCIALS: 13.4%
Banks: 6.2%
Shinhan Financial Group Co., Ltd.	216,481	7,570,784
KB Financial Group, Inc.	86,035	2,557,368
DGB Financial Group, Inc.	235,874	2,097,561

		12,225,713

Insurance: 3.9%
Dongbu Insurance Co., Ltd.	100,190	5,196,236
Samsung Fire & Marine Insurance Co., Ltd.	10,355	2,445,251

		7,641,487

	Shares	Value

Capital Markets: 3.3%
Shinyoung Securities Co., Ltd.	80,699	$3,783,342
Kiwoom Securities Co., Ltd.	55,912	2,690,408

		6,473,750

Total Financials		26,340,950

INFORMATION TECHNOLOGY: 8.0%
Technology Hardware, Storage & Peripherals: 3.4%
Samsung Electronics Co., Ltd.	7,044	6,758,393

Internet Software & Services: 2.3%
Naver Corp.	10,510	4,555,411

Semiconductors & Semiconductor Equipment: 1.7%
SK Hynix, Inc.	67,859	1,935,374
Koh Young Technology, Inc.	50,895	1,476,137

		3,411,511

Electronic Equipment, Instruments & Components: 0.6%
Bixolon Co., Ltd.	84,519	1,050,377

Total Information Technology		15,775,692

INDUSTRIALS: 6.0%
Commercial Services & Supplies: 2.1%
KEPCO Plant Service & Engineering Co., Ltd.	41,246	4,210,551

Machinery: 1.5%
Hy-Lok Corp.	100,845	2,906,669

Trading Companies & Distributors: 1.2%
iMarketKorea, Inc.	98,161	2,438,791

Professional Services: 1.2%
SaraminHR Co., Ltd.	120,621	2,356,022

Total Industrials		11,912,033

TELECOMMUNICATION SERVICES: 4.7%
Wireless Telecommunication Services: 3.1%
SK Telecom Co., Ltd. ADR	246,900	6,024,360

Diversified Telecommunication Services: 1.6%
KT Corp. ADR[b]	241,200	3,152,484

Total Telecommunication Services		9,176,844

HEALTH CARE: 3.0%
Pharmaceuticals: 3.0%
Yuhan Corp.	13,026	2,680,432
Dong-A ST Co., Ltd.	23,987	2,336,330
DongKook Pharmaceutical Co., Ltd.	24,611	948,712

Total Health Care		5,965,474

MATERIALS: 2.2%
Chemicals: 2.2%
LG Chem, Ltd.	13,283	3,219,778
KPX Chemical Co., Ltd.	24,165	1,115,316

Total Materials		4,335,094

ENERGY: 1.8%
Oil, Gas & Consumable Fuels: 1.8%
SK Innovation Co., Ltd.[b]	23,026	1,917,795
S-Oil Corp.	28,652	1,524,631

Matthews Korea Fund	September 30, 2015
Schedule of Investments[a] (unaudited) (continued)

	Shares	Value

COMMON EQUITIES: SOUTH KOREA (continued)
Total Energy		$3,442,426

TOTAL COMMON EQUITIES (Cost $112,668,669)		160,089,811

PREFERRED EQUITIES: SOUTH KOREA: 18.4%
CONSUMER STAPLES: 6.0%
Household Products: 3.0%
LG Household & Health Care, Ltd., Pfd.	17,786	6,000,777

Personal Products: 3.0%
Amorepacific Corp., Pfd.	37,590	5,924,479

Total Consumer Staples		11,925,256

INFORMATION TECHNOLOGY: 3.4%
Technology Hardware, Storage & Peripherals: 3.4%
Samsung Electronics Co., Ltd., Pfd.	8,675	6,734,107

Total Information Technology		6,734,107

CONSUMER DISCRETIONARY: 3.1%
Automobiles: 2.6%
Hyundai Motor Co., Ltd., 2nd Pfd.	53,516	5,159,118

Specialty Retail: 0.5%
Hotel Shilla Co., Ltd., Pfd.	14,236	858,008

Total Consumer Discretionary		6,017,126

FINANCIALS: 2.8%
Insurance: 2.8%
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	39,526	5,568,588

Total Financials		5,568,588

MATERIALS: 2.3%
Chemicals: 2.3%
LG Chem, Ltd., Pfd.	27,910	4,493,893

Total Materials		4,493,893

ENERGY: 0.8%
Oil, Gas & Consumable Fuels: 0.8%
S-Oil Corp., Pfd.	44,934	1,546,640

Total Energy		1,546,640

TOTAL PREFERRED EQUITIES (Cost $23,652,946)		36,285,610

TOTAL INVESTMENTS: 99.6%		196,375,421
(Cost $136,321,615c)
CASH AND OTHER ASSETS, LESS LIABILITIES: 0.4%		784,674

NET ASSETS: 100.0%		$197,160,095

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $137,185,372 and net unrealized appreciation consists of:

Gross unrealized appreciation	$65,350,968
Gross unrealized depreciation	(6,160,919)

Net unrealized appreciation	$59,190,049

ADR	American Depositary Receipt
Pfd.	Preferred

See accompanying notes to schedules of investments.

Matthews Asia Small Companies Fund	September 30, 2015
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 95.0%
CHINA/HONG KONG: 28.3%
Vitasoy International Holdings, Ltd.	10,604,000	$15,764,840
Kerry Logistics Network, Ltd.	10,379,500	14,791,042
Fairwood Holdings, Ltd.	4,792,000	13,565,047
Lee’s Pharmaceutical Holdings, Ltd.	10,094,000	13,061,179
Clear Media, Ltd.	10,630,000	10,645,992
Qingdao Port International Co., Ltd. H Shares	22,616,000	10,181,053
Towngas China Co., Ltd.	16,092,000	9,891,444
China Distance Education Holdings, Ltd. ADR	736,600	9,413,748
Bitauto Holdings, Ltd. ADR[b]	305,900	9,106,643
Sunny Optical Technology Group Co., Ltd.	4,539,000	9,093,048
Lifetech Scientific Corp.[b]	56,972,000	8,267,628
Minth Group, Ltd.	4,586,000	8,210,433
Convenience Retail Asia, Ltd.	15,978,000	8,205,423
51job, Inc. ADR[b]	289,900	7,943,260
China Biologic Products, Inc.[b]	80,254	7,208,414
Phoenix New Media, Ltd. ADR[b]	1,473,556	6,454,175
eHi Car Services, Ltd. ADR[b]	507,796	5,885,356
YGM Trading, Ltd.	5,708,000	5,162,392
Stelux Holdings International, Ltd.	32,428,000	3,584,904

Total China/Hong Kong		176,436,021

TAIWAN: 16.9%
PChome Online, Inc.	1,399,241	16,131,608
Adlink Technology, Inc.	4,259,811	11,853,653
Voltronic Power Technology Corp.	907,847	11,813,936
Merida Industry Co., Ltd.	1,989,000	10,740,784
Sporton International, Inc.	1,775,094	10,321,285
TSC Auto ID Technology Co., Ltd.	1,499,100	10,022,101
Aerospace Industrial Development Corp.	8,026,000	9,601,727
Addcn Technology Co., Ltd.	942,500	8,474,021
FineTek Co., Ltd.†	3,208,920	8,083,694
Sinmag Equipment Corp.	2,189,517	7,987,310

Total Taiwan		105,030,119

INDIA: 15.4%
Mindtree, Ltd.	454,057	10,503,587
Bajaj Corp., Ltd.	1,497,027	10,232,650
GRUH Finance, Ltd.	2,164,292	8,791,008
Ipca Laboratories, Ltd.	747,315	8,456,348
AIA Engineering, Ltd.	515,228	7,805,935
Supreme Industries, Ltd.	781,316	7,363,558
Berger Paints India, Ltd.	2,174,029	7,285,993
Page Industries, Ltd.	33,163	6,710,836
Gujarat Pipavav Port, Ltd.[b]	2,368,308	6,710,733
Emami, Ltd.	355,325	6,255,755
CRISIL, Ltd.	217,039	6,076,971
Just Dial, Ltd.	353,008	5,303,947
LA Opala RG, Ltd.	530,648	4,498,809

Total India		95,996,130

SOUTH KOREA: 9.4%
i-SENS, Inc.[b]	413,372	13,114,277
Interpark Corp.	625,189	11,789,885

	Shares	Value

Hy-Lok Corp.	373,581	$10,767,775
Ezwelfare Co., Ltd.†	855,970	9,623,642
Medy-Tox, Inc.	21,138	7,646,395
Binggrae Co., Ltd.	90,232	5,753,470

Total South Korea		58,695,444

INDONESIA: 6.6%
PT Sumber Alfaria Trijaya	172,892,000	6,726,856
PT Selamat Sempurna	21,478,000	6,553,356
PT AKR Corporindo	15,223,100	6,096,286
PT Bank Tabungan Pensiunan Nasional[b]	29,834,300	5,926,130
PT Arwana Citramulia	159,244,000	4,857,359
PT Ultrajaya Milk Industry & Trading Co.[b]	17,446,900	4,762,658
PT Wismilak Inti Makmur	93,009,900	2,399,846
PT Astra Otoparts	20,759,825	2,200,134
PT Modern Internasional[b]	122,534,800	1,547,368

Total Indonesia		41,069,993

SINGAPORE: 6.4%
Raffles Medical Group, Ltd.	3,318,800	10,544,357
ARA Asset Management, Ltd.	10,256,800	9,514,055
Super Group, Ltd.	11,846,400	6,424,444
Petra Foods, Ltd.	3,560,500	6,285,453
iFAST Corp., Ltd.	4,584,300	4,470,747
ISEC Healthcare, Ltd.	15,339,900	2,317,613

Total Singapore		39,556,669

THAILAND: 4.1%
Bangkok Chain Hospital Public Co., Ltd.	37,431,675	7,069,121
Supalai Public Co., Ltd.	13,475,100	6,808,470
Tisco Financial Group Public Co., Ltd.	5,402,710	5,285,829
Aeon Thana Sinsap Thailand Public Co., Ltd.	1,869,500	4,935,401
Aeon Thana Sinsap Thailand Public Co., Ltd. NVDR	453,600	1,197,485

Total Thailand		25,296,306

PHILIPPINES: 3.9%
Security Bank Corp.	3,522,097	10,352,655
RFM Corp.	85,175,200	7,290,439
Philippine Seven Corp.	1,454,751	2,981,710
Concepcion Industrial Corp.	2,858,800	2,446,555
Vista Land & Lifescapes, Inc.	11,844,100	1,276,587

Total Philippines		24,347,946

MALAYSIA: 3.5%
Karex BHD	13,488,550	9,971,849
7-Eleven Malaysia Holdings BHD	26,279,800	8,845,868
Oldtown BHD	10,071,500	2,914,218
Alliance Financial Group BHD	416,600	317,883

Total Malaysia		22,049,818

VIETNAM: 0.5%
DHG Pharmaceutical JSC	995,900	2,953,815

Total Vietnam		2,953,815

Matthews Asia Small Companies Fund	September 30, 2015
Schedule of Investments[a] (unaudited) (continued)

Value

TOTAL INVESTMENTS: 95.0%	$591,432,261
(Cost $598,283,313c)
CASH AND OTHER ASSETS, LESS LIABILITIES: 5.0%	30,883,472

NET ASSETS: 100.0%	$622,315,733

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Cost for federal income tax purposes is $598,283,313 and net unrealized depreciation consists of:

Gross unrealized appreciation	$97,023,095
Gross unrealized depreciation	(103,874,147)

Net unrealized depreciation	($6,851,052)

†	Affiliated Issuer, as defined under the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of this issuer)

ADR American Depositary Receipt

BHD Berhad

JSC Joint Stock Co.

NVDR Non-voting Depositary Receipt

See accompanying notes to schedules of investments.

Matthews China Small Companies Fund	September 30, 2015
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 95.9%
INDUSTRIALS: 35.3%
Electrical Equipment: 9.6%
Voltronic Power Technology Corp.	64,261	$836,240
Boer Power Holdings, Ltd.	487,000	824,274
FineTek Co., Ltd.	72,420	182,436

		1,842,950

Transportation Infrastructure: 6.7%
Yuexiu Transport Infrastructure, Ltd.	1,042,000	656,364
Qingdao Port International Co., Ltd. H Shares	730,000	328,624
Shenzhen International Holdings, Ltd.	226,000	311,244

		1,296,232

Professional Services: 6.1%
Sporton International, Inc.	106,113	616,994
51job, Inc. ADR[b]	20,324	556,878

		1,173,872

Machinery: 4.3%
TK Group Holdings, Ltd.	1,602,000	502,488
CIMC Enric Holdings, Ltd.	574,000	329,577

		832,065

Marine: 4.0%
SITC International Holdings Co., Ltd.	1,608,000	778,861

Air Freight & Logistics: 2.4%
Kerry Logistics Network, Ltd.	321,500	458,145

Road & Rail: 2.2%
eHi Car Services, Ltd. ADR[b]	36,000	417,240

Total Industrials		6,799,365

HEALTH CARE: 17.2%
Pharmaceuticals: 6.9%
Lee’s Pharmaceutical Holdings, Ltd.	739,500	956,880
SSY Group, Ltd.	1,521,022	361,462

		1,318,342

Biotechnology: 5.2%
China Biologic Products, Inc.[b]	10,400	934,128
Shanghai Haohai Biological Technology Co., Ltd. H Shares[b]	10,700	62,404

		996,532

Life Sciences Tools & Services: 3.6%
WuXi PharmaTech Cayman, Inc. ADR[b]	16,200	700,002

Health Care Equipment & Supplies: 1.5%
Lifetech Scientific Corp.[b]	1,972,000	286,171

Total Health Care		3,301,047

INFORMATION TECHNOLOGY: 14.1%
Electronic Equipment, Instruments & Components: 8.5%
Sunny Optical Technology Group Co., Ltd.	341,000	683,130
PAX Global Technology, Ltd.	590,000	615,115
Technovator International, Ltd.[b]	512,000	328,962
China High Precision Automation Group, Ltd.[b,c]	195,000	7,548

		1,634,755

Technology Hardware, Storage & Peripherals: 3.4%
Adlink Technology, Inc.	234,777	653,307

	Shares	Value

Software: 1.3%
Chanjet Information Technology Co., Ltd. H Shares	141,400	$245,545

Internet Software & Services: 0.9%
Phoenix New Media, Ltd. ADR[b]	39,400	172,572

Total Information Technology		2,706,179

CONSUMER DISCRETIONARY: 12.4%
Diversified Consumer Services: 4.5%
China Distance Education Holdings, Ltd. ADR	42,660	545,195
TAL Education Group ADR[b]	9,600	308,640

		853,835

Hotels, Restaurants & Leisure: 3.5%
Fairwood Holdings, Ltd.	162,000	458,585
Homeinns Hotel Group ADR[b]	7,550	216,987

		675,572

Auto Components: 2.7%
Minth Group, Ltd.	294,000	526,356

Media: 1.7%
Clear Media, Ltd.	330,000	330,496

Total Consumer Discretionary		2,386,259

FINANCIALS: 9.4%
Real Estate Management & Development: 6.4%
KWG Property Holding, Ltd.	1,031,500	681,192
Beijing Properties Holdings, Ltd.[b]	4,646,000	277,783
China Jinmao Holdings Group, Ltd.	1,078,000	272,665

		1,231,640

Capital Markets: 1.6%
Value Partners Group, Ltd.	323,000	303,873

Diversified Financial Services: 1.4%
China Merchants China Direct Investments, Ltd.	178,000	276,509

Total Financials		1,812,022

CONSUMER STAPLES: 5.0%
Food Products: 5.0%
Vitasoy International Holdings, Ltd.	288,000	428,166
Tenwow International Holdings, Ltd.	936,000	298,310
China Modern Dairy Holdings, Ltd.	784,000	240,121

Total Consumer Staples		966,597

UTILITIES: 2.5%
Gas Utilities: 2.5%
Towngas China Co., Ltd.	770,000	473,304

Total Utilities		473,304

TOTAL INVESTMENTS: 95.9%		18,444,773
(Cost $19,139,708d)
CASH AND OTHER ASSETS, LESS LIABILITIES: 4.1%		797,559

NET ASSETS: 100.0%		$19,242,332

Matthews China Small Companies Fund	September 30, 2015
Schedule of Investments[a] (unaudited) (continued)

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Illiquid security, trading was halted at 9/30/15.
d	Cost for federal income tax purposes is $19,185,630 and net unrealized depreciation consists of:

Gross unrealized appreciation	$2,319,040
Gross unrealized depreciation	(3,059,897)

Net unrealized depreciation	($740,857)

ADR American Depositary Receipt

See accompanying notes to schedules of investments.

Matthews Asia Science and Technology Fund	September 30, 2015
Schedule of Investments[a] (unaudited)

	Shares	Value

COMMON EQUITIES: 90.5%
CHINA/HONG KONG: 40.6%
Baidu, Inc. ADR[b]	79,900	$10,979,059
JD.com, Inc. ADR[b]	238,700	6,220,522
Ctrip.com International, Ltd. ADR[b]	88,300	5,578,794
WuXi PharmaTech Cayman, Inc. ADR[b]	88,100	3,806,801
NetEase, Inc. ADR	31,000	3,723,720
CITIC Telecom International Holdings, Ltd.	10,732,000	3,683,888
CAR, Inc.[b]	2,239,000	3,240,932
China Biologic Products, Inc.[b]	34,400	3,089,808
Tencent Holdings, Ltd.	181,100	3,052,729
CSPC Pharmaceutical Group, Ltd.	3,292,000	2,898,502
Shanghai Jahwa United Co., Ltd. A Shares[c]	521,641	2,788,985
Zhaopin, Ltd. ADR[b]	215,063	2,774,313
Vipshop Holdings, Ltd. ADR[b]	164,242	2,759,266
Qunar Cayman Islands, Ltd. ADR[b]	86,200	2,592,034
PAX Global Technology, Ltd.	773,000	805,905

Total China/Hong Kong		57,995,258

INDIA: 11.3%
Info Edge India, Ltd.	371,814	4,531,216
Lupin, Ltd.	113,328	3,518,414
Blue Dart Express, Ltd.	22,300	2,553,999
Bharti Infratel, Ltd.	394,137	2,135,625
Just Dial, Ltd.	125,653	1,887,937
Mindtree, Ltd.	65,378	1,512,373

Total India		16,139,564

JAPAN: 10.9%
Olympus Corp.	100,500	3,135,431
Hoya Corp.	88,200	2,888,717
Shimano, Inc.	18,600	2,613,223
Murata Manufacturing Co., Ltd.	14,200	1,834,278
Kao Corp.	39,200	1,776,969
Asahi Intecc Co., Ltd.	48,300	1,740,862
Keyence Corp.	3,700	1,652,339

Total Japan		15,641,819

SOUTH KOREA: 9.6%
Modetour Network, Inc.	123,384	4,007,503
Naver Corp.	8,733	3,785,196
iMarketKorea, Inc.	87,703	2,178,964
SaraminHR Co., Ltd.	111,120	2,170,444
Samsung Electronics Co., Ltd.	1,691	1,622,436

Total South Korea		13,764,543

TAIWAN: 9.1%
PChome Online, Inc.	307,526	3,545,411
Delta Electronics, Inc.	562,000	2,650,819
Merida Industry Co., Ltd.	477,000	2,575,844
Ennoconn Corp.	181,000	1,755,293
Largan Precision Co., Ltd.	21,000	1,638,944
Hermes Microvision, Inc.	21,000	800,499

Total Taiwan		12,966,810

SINGAPORE: 2.9%
Raffles Medical Group, Ltd.	751,600	2,387,953

	Shares	Value

iFAST Corp., Ltd.	1,802,100	$1,757,462

Total Singapore		4,145,415

UNITED STATES: 2.3%
Cognizant Technology Solutions Corp. Class Ab	53,300	3,337,113

Total United States		3,337,113

THAILAND: 1.7%
Major Cineplex Group Public Co., Ltd.	2,714,900	2,391,713

Total Thailand		2,391,713

INDONESIA: 1.4%
PT Telekomunikasi Indonesia Persero ADR	55,100	1,964,315

Total Indonesia		1,964,315

VIETNAM: 0.7%
Mobile World Investment Corp.[b]	375,365	1,022,561

Total Vietnam		1,022,561

TOTAL COMMON EQUITIES (Cost $110,207,813)		129,369,111

PREFERRED EQUITIES: 5.2%
SOUTH KOREA: 5.2%
LG Household & Health Care, Ltd., Pfd.	14,270	4,814,522
Samsung Electronics Co., Ltd., Pfd.	3,362	2,609,806

Total South Korea		7,424,328

TOTAL PREFERRED EQUITIES (Cost $7,473,708)		7,424,328

TOTAL INVESTMENTS: 95.7% (Cost $117,681,521d)		136,793,439
CASH AND OTHER ASSETS, LESS LIABILITIES: 4.3%		6,086,586

NET ASSETS: 100.0%		$142,880,025

a	Certain securities were fair valued under the valuation polices approved by the Board of Trustees (Note A).
b	Non-income producing security.
c	Illiquid security, trading was halted at 9/30/15.
d	Cost for federal income tax purposes is $117,831,532 and net unrealized appreciation consists of:

Gross unrealized appreciation	$27,895,431
Gross unrealized depreciation	(8,933,524)

Net unrealized appreciation	$18,961,907

ADR	American Depositary Receipt
Pfd.	Preferred

See accompanying notes to schedules of investments.

Notes to Schedules of Investments (unaudited)

A.	SECURITY VALUATION: The value of the Matthews Asia Funds’ (the “Trust” each a “Fund”, collectively the “Funds”) securities is based on market quotations for those securities, or on their fair value determined by the valuation policies approved by the Funds’ Board of Trustees (the “Board”). Market quotations and valuation information are provided by commercial pricing services or securities dealers that are independent of the Funds and Matthews International Capital Management, LLC (“Matthews”), in accordance with procedures established by the Funds’ Board. Foreign exchange-traded securities are valued as of the close of trading on the primary exchange on which they trade. Securities that trade in over-the-counter markets, including most debt securities (bonds), may be valued by other third-party vendors or by using indicative bid quotations from dealers or market makers, or other available market information. Market values for securities are determined based on quotations, market data or other information from the principal (or most advantageous) market on which the security is traded. Market quotations for equity securities used by the Funds include last reported sale prices, or, if such prices are not reported or available, bid and ask prices. Financial futures contracts traded on exchanges are valued at their settlement price. Foreign currency exchange contracts are valued at the mean between the bid and ask prices and are determined at the close of business on the New York Stock Exchange (“NYSE”). Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. The Funds may also utilize independent pricing services to assist them in determining a current market value for each security based on sources believed to be reliable.

The Board has delegated the responsibility of making fair value determinations to the Funds’ Valuation Committee (the “Valuation Committee”) subject to the Funds’ pricing policies. When fair value pricing is employed, the prices of securities used by a Fund to calculate its Net Asset Value (“NAV”) may differ from any quoted or published prices for the same securities for that day. All fair value determinations are made subject to the Board’s oversight. Events affecting the value of foreign investments may occur between the time at which they are determined and when the Funds calculate their NAV, which is normally the close of trading on the NYSE. If such events render market quotations unreliable, and the impact of such events can be reasonably determined, the investments will be valued at their fair value in accordance with pricing policies. The fair value of a security held by the Funds may be determined using the services of third-party pricing services to assist in this process.

The books and records of the Funds are maintained in U.S. dollars. Transactions, portfolio securities, and assets and liabilities denominated in a foreign currency are translated and recorded in U.S. dollars at the prevailing exchange rate as of the close of trading on the NYSE. Translation gains or losses resulting from changes in the exchange rate during the reporting period and realized gains and losses on the settlement of foreign currency transactions are reported in the results of operations for the current period. The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in foreign exchange rate from that which is due to changes in market prices of securities.

Foreign securities held by the Funds may be traded on days and at times when the NYSE is closed. Accordingly, the NAV of the Funds may be significantly affected on days when shareholders have no access to the Funds.

B.	FAIR VALUE MEASUREMENTS: In accordance with the guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States (“U.S. GAAP”), the Funds disclose the fair value of their investments and derivative financial instruments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). Various inputs are used in determining the fair value of investments and derivative financial instruments, which are as follows:

Level 1: Quoted prices in active markets for identical securities.

Level 2: Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3: Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments and derivative financial instruments).

Level 3 securities consisted of primarily of equities that, as of September 30, 2015, were suspended from trading. As described in Note A, these securities are valued based on their fair value as determined under the direction of the Board. The significant unobservable inputs, the methodology used for valuing such securities, and the characterization of such securities as Level 3 securities are not necessarily an indication of liquidity, or the risk associated with investing in these securities. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 securities and could impact overall Fund performance. Level 2 equity securities consist primarily of securities that have been fair valued by third-party pricing services (see Note A).

The summary of inputs used to determine the fair valuation of the Fund’s investments as of September 30, 2015 is as follows:

	Matthews Asia	Matthews Asian
	Strategic	Growth and	Matthews Asia	Matthews Asia	Matthews Asia
	Income Fund	Income Fund	Dividend Fund	Focus Fund	Growth Fund
Assets:
Investments:
Level 1: Quoted Prices
China/Hong Kong	$—	$245,000,473	$179,481,392	$822,063	$53,659,066
India	—	—	—	—	—
Indonesia	—	55,385,840	38,881,102	—	—
Japan	—	—	39,994,440	—	9,731,573
Luxembourg	—	—	—	—	—
Pakistan	—	—	—	—	7,570,401
Philippines	—	—	—	—	5,674,328
Singapore	—	28,958,475	59,442,521	—	—
South Korea	—	39,434,995	—	—	—
Sri Lanka	—	—	—	—	8,286,867
Taiwan	—	100,442,691	166,722,203	—	—
United States	—	—	—	702,843	—
Vietnam	—	—	—	—	—
Level 2: Other Significant Observable Inputs
Foreign Government Obligations[a]	5,632,480	—	—	—	—
Non-Convertible Corporate Bonds[a]	42,825,134	—	—	—	—
Convertible Corporate Bonds[a]	11,836,579	249,751,589	—	—	—
Common Equities:
Australia	—	114,419,391	174,511,985	614,630	29,347,434
China/Hong Kong	—	732,108,645	1,430,696,890	3,675,968	59,034,591
India	—	—	117,136,953	279,628	103,062,013
Indonesia	—	27,572,765	118,090,711	545,052	57,275,841
Japan	—	205,702,741	1,335,621,185	294,692	345,297,551
Luxembourg	—	—	77,385,840	—	—
Malaysia	—	209,208,499	—	916,691	10,455,264
New Zealand	—	97,057,826	—	—	—
Philippines	256,264	54,059,514	72,863,993	—	32,747,117
Singapore	497,730	417,438,705	125,015,423	1,081,906	—
South Korea	—	232,340,192	249,523,227	350,201	14,571,781
Sri Lanka	—	—	—	—	20,765,915
Switzerland	—	—	—	385,398	—
Taiwan	—	55,767,578	69,077,653	424,814	16,310,626
Thailand	—	142,177,606	126,652,476	586,623	10,501,901
United Kingdom	—	34,167,278	—	—	—
Vietnam	—	69,631,617	60,255,581	—	9,635,349
Preferred Equities:
South Korea	—	105,081,540	137,055,525	—	—
Level 3: Significant Unobservable Inputs
Common Equities:
Sri Lanka	—	—	—	—	—
Non-Convertible Corporate Bonds[a]	1,715,200	—	—	—	—

Total Market Value of Investments	$62,763,387	$3,215,707,960	$4,578,409,100	$10,680,509	$793,927,618

[a]	Industry, countries, or security types are disclosed on the Schedule of Investments.

						Matthews China
	Matthews China	Matthews	Matthews	Matthews	Matthews	Small Companies
	Dividend Fund	China Fund	India Fund	Japan Fund	Korea Fund	Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Consumer Discretionary	$4,365,360	$40,022,070	$2,868,678	$—	$—	$1,070,822
Consumer Staples	—	—	50,407,192	—	—	298,310
Financials	—	—	94,659,645	—	—	—
Health Care	—	—	76,889,109	—	—	1,634,130
Industrials	—	—	20,738,657	—	4,210,551	974,118
Information Technology	4,196,313	30,865,926	65,596,497	15,621,161	—	172,572
Telecommunication Services	4,702,285	—	—	—	9,176,844	—
Preferred Equities:
Consumer Staples	—	—	—	—	—	—
Level 2: Other Significant Observable Inputs
Common Equities:
Consumer Discretionary	19,046,293	56,297,186	111,793,045	242,784,227	42,279,291	1,315,437
Consumer Staples	12,866,004	24,164,667	226,723,591	190,284,338	40,862,007	668,287
Energy	4,148,674	9,298,257	—	—	3,442,426	—
Financials	24,580,354	278,123,013	303,308,195	151,766,361	26,340,950	1,812,022
Health Care	3,154,657	45,784,675	160,531,994	174,316,631	5,965,474	1,666,917
Industrials	31,848,091	111,229,813	145,351,242	312,788,320	7,701,482	5,825,247
Information Technology	9,423,478	88,829,407	185,597,005	168,230,753	15,775,692	2,526,059
Materials	4,056,651	7,589,337	82,936,694	30,142,499	4,335,094	—
Telecommunication Services	8,420,931	—	—	—	—	—
Utilities	8,225,123	22,892,216	—	—	—	473,304
Preferred Equities:
Consumer Discretionary	—	—	—	—	6,017,126	—
Consumer Staples	—	—	—	—	11,925,256	—
Energy	—	—	—	—	1,546,640	—
Financials	—	—	—	—	5,568,588	—
Information Technology	—	—	—	—	6,734,107	—
Materials	—	—	—	—	4,493,893	—
Level 3: Significant Unobservable Inputs
Common Equities:
Consumer Staples	3,730,792	—	—	—	—	—
Health Care	—	—	—	—	—	—
Industrials	—	—	—	—	—	—
Information Technology	—	—	—	—	—	7,548

Total Market Value of Investments	$142,765,006	$715,096,567	$1,527,401,544	$1,285,934,290	$196,375,421	$18,444,773

	Matthews	Matthews	Matthews	Matthews Asia	Matthews Asia
	Pacific Tiger	Asia ESG	Emerging Asia	Small Companies	Science and
	Fund	Fund	Fund	Fund	Technology Fund
Assets:
Investments:
Level 1: Quoted Prices
Common Equities:
Bangladesh	$—	$61,055	$18,057,728	$—	$—
China/Hong Kong	539,441,671	135,512	2,408,941	54,217,019	41,524,317
India	68,907,480	—	2,292,161	—	—
Indonesia	12,979,096	—	3,641,047	23,153,556	1,964,315
Japan	—	—	—	—	—
Luxembourg	—	—	—	—	—
Malaysia	—	—	—	—	—
Pakistan	—	118,177	11,334,630	—	—
Philippines	—	119,317	4,181,811	5,428,265	—
Singapore	—	104,086	—	11,831,668	—
South Korea	—	—	—	—	—
Sri Lanka	—	62,738	5,508,339	—	—
Thailand	—	—	—	—	—
United States	86,564,586	22,170	—	—	3,337,113
Vietnam	—	—	7,817,400		—
Warrants:
Malaysia	2,383,453	—	—	—	—
Thailand	—	—	11,372	—	—
Level 2: Other Significant Observable Inputs
Common Equities:
Australia	—	60,090	1,773,146	—	—
Bangladesh	—	—	6,956,278	—	—
Cambodia	—	—	1,700,602	—	—
China/Hong Kong	1,487,853,115	1,060,257	14,952,345	122,219,002	13,681,956
India	1,232,426,435	817,932	16,019,845	95,996,130	16,139,564
Indonesia	358,551,620	113,586	9,805,340	17,916,437	—
Japan	—	279,107	—	—	15,641,819
Luxembourg	—	72,203	—	—	—
Malaysia	220,863,086	—	—	22,049,818	—
Pakistan	—	—	19,608,285	—	—
Philippines	186,207,594	98,053	5,938,775	18,919,681	—
Singapore	31,121,336	47,664	1,412,890	27,725,001	4,145,415
South Korea	1,037,029,541	391,573	—	58,695,444	13,764,543
Sri Lanka	—	—	9,771,990	—	—
Switzerland	170,537,576	—	—	—	—
Taiwan	383,196,580	620,945	—	105,030,119	12,966,810
Thailand	343,722,801	200,835	4,127,783	25,296,306	2,391,713
Vietnam	126,256,493	—	11,914,637	2,953,815	1,022,561
Preferred Equities:
South Korea	—	—	—	—	7,424,328
Level 3: Significant Unobservable Inputs
Common Equities:
China/Hong Kong	11,870,427	—	—	—	2,788,985

Total Market Value of Investments	6,299,912,890	$4,385,300	$159,235,345	$591,432,261	136,793,439

[a]	Industry, countries, or security types are disclosed on the Schedule of Investments.

Foreign securities that are valued based on market quotations are categorized as Level 1 in the fair value hierarchy (see Note B). Certain foreign securities may be fair valued by external pricing services when the Funds determine that events affecting the value of foreign securities which occur between the time at which they are determined and the close of trading on the NYSE render market quotations unreliable. Such fair valuations are typically categorized as Level 2 in the fair value hierarchy. The Funds’ policy is to recognize transfers in and transfers out as of the beginning of the reporting period. At September 30, 2015, the Funds utilized third party pricing services to fair value certain securities, some of which were different than securities which were valued by those third party pricing services at December 31, 2014. As a result, certain securities held by the Funds were transferred from Level 2 into Level 1 and certain securities held by the Funds were transferred from Level 1 to Level 2 with beginning of period values as follows:

	Transfer to Level 1 from Level 2	Transfer to Level 2 from Level 1
Matthews Asian Growth and Income Fund	$92,731,522	$—
Matthews Asia Dividend Fund	72,363,818	105,927,798
Matthews China Dividend Fund	—	8,897,745
Matthews Asia Growth Fund	5,324,923	35,493,508
Matthews Pacific Tiger Fund	89,462,165	152,036,514
Matthews Emerging Asia Fund	16,256,735	21,305,038
Matthews China Fund	—	—
Matthews India Fund	115,181,978	131,114,911
Matthews Japan Fund	—	7,076,440
Matthews Korea Fund	3,780,464	12,249,730
Matthews Asia Small Companies Fund	36,522,783	70,237,913
Matthews Asia Science and Technology Fund	—	1,997,151

A reconciliation of Level 3 investments for which significant unobservable inputs were used to determine value are as follows:

	Matthews Asia	Matthews	Matthews	Matthews	Matthews	Matthews	Matthews	Matthews	Matthews
	Strategic	Pacific Tiger	China Small	China Small	China Dividend	China Dividend	China Dividend	China Dividend	Asia Science and
	Income Fund	Fund	Companies Fund	Companies Fund	Fund	Fund	Fund	Fund	Technology Fund
	Non-Convertible Corporate Bond	Common Equities - Industials	Common Equities - Industrials	Common Equities - Information Technology	Common Equities - Consumer Discretionary	Common Equities - Industrials	Common Equities - Information Technology	Common Equities - Consumer Staples	Common Equities - China/ Hong Kong
Balance as of 12/31/14 (market value)	$—	$—	$898,951	$7,544	$5,999,103	$4,694,035	$3,526,660	$—	$—
Accrued discounts/premiums	(2,075)	—	—	—	—	—	—	—	—
Realized gain/(loss)	—	—	145,383	—	3,311,999	2,037,781	3,827,643	(226,107)	—
Change in unrealized (depreciation)	(152,725)	(2,183,326)	(172,985)	4	(1,556,432)	(2,011,672)	(727,248)	(1,624,424)	(811,714)
Purchases	—	14,053,753	71,642	—	—	1,302,855	—	5,970,283	3,600,699
Sales	—	—	(942,991)	—	(7,754,670)	(6,022,999)	(6,627,055)	(388,960)	—
Transfers in to Level 3*	1,870,000	—	—	—	—	—	—	—	—
Transfers out of Level 3*	—	—	—	—	—	—	—	—	—

Balance as of 9/30/15 (market value)	$1,715,200	$11,870,427	$—	$7,548	$—	$—	$—	$3,730,792	$2,788,985

Net change in unrealized appreciation/depreciation on Level 3 investments held as of 9/30/15	($152,725)	($2,183,326)	($172,985)	$4	($1,556,432)	($2,011,672)	($727,248)	($1,624,424)	($811,714)

*	The Fund’s policy is to recognize transfers in and transfers out as of the beginning of the reporting period.

Certain foreign securities, for which market quotations are not readily available, may be fair valued and classified as either Level 2 or Level 3. When the underlying inputs include significant observable inputs obtained from sources independent of the Funds, the securities are classified as Level 2. These inputs include evaluated prices from the Funds’ pricing vendors, day-on-day price changes, primary and ancillary pricing sources, and other available independent market indicators of value. When the underlying inputs include significant unobservable inputs and reflect assumptions of market participants, the securities are classified as Level 3. As of September 30, 2015, the Funds that previously used quoted prices or observable inputs now also utilize significant unobservable inputs for certain securities that were suspended from trading. As a result, certain securities held by the Funds that were previously classified as Level 1 or Level 2 was transferred to Level 3. Certain securities held by the Funds that were suspended from trading and classified as Level 3 on December 31, 2014 subsequently resumed trading and were transferred from Level 3 to Level 1, Level 2 or were sold.

C.	DERIVATIVE FINANCIAL INSTRUMENTS

Matthews Asia Strategic Income Fund engages in derivative transactions for a variety of purposes, including managing interest rate, currency and credit exposure. In particular, the Fund may seek to take on currency exposure by using derivatives such as currency forwards, and the Fund may also employ a currency overlay strategy in an effort to enhance returns and moderate volatility. Derivative financial instruments and transactions in which the Fund may engage include financial futures contracts and/or forward foreign currency exchange contracts. The currency overlay strategy involves long and short positions on one or more currencies. As a result, the Fund’s exposure to a currency could exceed the value of the Fund’s assets and the Fund could be exposed to currency risk whether or not it holds a bond or other instrument denominated in that currency. The gross notional value of derivative financial instruments and transactions could exceed the value of the Fund’s net assets, although the net market value of these instruments and transactions, on a marked-to-market basis, at most times, is expected to be substantially lower. The primary risks associated with the use of derivative financial instruments are: (i) Matthews may not correctly predict the direction of currency exchange rates, interest rates, security prices, or other economic factors; (ii) Matthews may not correctly predict changes in the value of derivative financial instruments and related underlying instruments or assets, which may result in disproportionately increased losses and/or reduced opportunities for gains; (iii) imperfect correlation between the change in market value of the securities held by the Fund and the price of financial futures contracts; (iv) the lack of, or a reduction in the liquidity of, any secondary market for the instrument, and the resulting inability to close the position (or exit the position) when desired; (v) losses, which are potentially unlimited, due to unanticipated market movements; (vi) the value of the instrument may change unfavorably due to movements in the value of the referenced foreign currencies; (vii) the Fund may suffer disproportionately heavy losses relative to the amount invested; (viii) changes in the value of the derivatives may not match or fully offset changes in the value of hedged or related portfolio securities, thereby failing to achieve the hedging or investment purpose for the derivative transaction; and (ix) the other party to the instrument may fail to fulfill its obligation.

Financial Futures Contracts: Financial futures contracts are agreements between the Fund and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and at a specified date. Depending on the terms of the particular contract, futures contracts are settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash settlement amount on settlement date. Pursuant to the contract, the Fund agrees to receive from or pay an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Forward Foreign Currency Exchange Contracts: A forward foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

D.	HOLDINGS OF 5% VOTING SHARES OF PORTFOLIO COMPANIES

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund owns 5% or more of the outstanding voting shares. During the period ended September 30, 2015, the Funds below held 5% or more of the outstanding voting shares of the noted portfolio companies. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

Investments in affiliates:

A summary of transactions in securities of issuers affiliated with a Fund for the period ended September 30, 2015 is as follows:

	Shares Held at	Shares		Shares	Shares Held at	Value at
	Dec. 31, 2014	Purchased		Sold	Sept. 30, 2015	Sept. 30, 2015
MATTHEWS ASIAN GROWTH AND INCOME FUND
Name of Issuer:
CITIC Telecom International Holdings, Ltd.†	188,818,250	—		188,818,250	—	$—

Total Affiliates						$—

MATTHEWS ASIA DIVIDEND FUND
Name of Issuer:
Anritsu Corp.	6,853,300	1,204,800		493,600	7,564,500	$46,013,778
Ascendas India Trust	55,065,000	—		1,594,300	53,470,700	32,126,382
Breville Group, Ltd.	10,847,453	—		203,434	10,644,019	44,346,625
CapitaLand Retail China Trust, REIT	52,179,400	—		8,947,000	43,232,400	41,548,158
China Machinery Engineering Corp. H Shares	—	53,737,000		1,414,000	52,323,000	45,223,848
Greatview Aseptic Packaging Co., Ltd.	110,945,000	—		86,000	110,859,000	51,762,923
Minth Group, Ltd.	61,267,000	—		1,732,000	59,535,000	106,587,035
Pigeon Corp.†	2,377,800	4,755,600	††	3,327,300	3,806,100	—
Springland International Holdings, Ltd.†	138,171,000	—		138,171,000	—	—
St. Shine Optical Co., Ltd. †	2,674,000	1,057,000		1,348,000	2,383,000	—
Xingda International Holdings, Ltd. H Shares†	87,141,000	—		87,141,000	—	—
Yuexiu Transport Infrastructure, Ltd.	109,490,000	—		168,000	109,322,000	68,862,795

Total Affiliates						$436,471,544

MATTHEWS PACIFIC TIGER FUND
Name of Issuer:
Cheil Worldwide, Inc.	6,420,440	—		266,143	6,154,297	$95,088,408
Dongbu Insurance Co., Ltd.†	4,020,500	—		621,381	3,399,119	—
Fuyao Glass Industry Group Co., Ltd. H Shares	—	30,836,000		—	30,836,000	58,950,444
Green Cross Corp.	1,008,655	—		43,805	964,850	152,914,024
Hyflux, Ltd.	65,284,280	—		1,341,500	63,942,780	31,121,336
Synnex Technology International Corp.	102,065,354	—		3,874,000	98,191,354	98,227,231
Tata Power Co., Ltd.	162,545,436	13,000,000		9,925,000	165,620,436	164,257,211

Total Affiliates						$600,558,654

MATTHEWS INDIA FUND
Name of Issuer:
eClerx Services, Ltd.	1,189,293	1,216,925		40,000	2,366,218	$57,343,359
VST Industries, Ltd.	855,933	359,771		—	1,215,704	29,718,444

Total Affiliates						$87,061,803

MATTHEWS JAPAN FUND
Name of Issuer:
AIT Corp.	678,700	499,000		47,400	1,130,300	$8,780,673
Daiken Medical Co., Ltd.	711,600	902,100			1,613,700	13,318,856
eGuarantee, Inc.	401,000	328,200			729,200	13,672,925
MORESCO Corp.	400,300	374,200			774,500	10,198,122
N Field Co., Ltd.	276,800	687,900			964,700	12,195,901

Total Affiliates						$58,166,477

MATTHEWS ASIA SMALL COMPANIES FUND
Name of Issuer:
Ezwelfare Co., Ltd.	742,858	131,365		18,253	855,970	$9,623,642
FineTek Co., Ltd.	—	3,208,920	†††	—	3,208,920	8,083,694
SaraminHR Co., Ltd.†	682,434	—		682,434	—	—
PT Wismilak Inti Makmur†	107,640,100	6,710,500		21,340,700	93,009,900	—

Total Affiliates						$17,707,336

†	Issuer was not an affiliated company as of September 30, 2015.
††	Includes stock split during the period.
†††	Includes stock dividend during the period.

E.	INCOME TAX INFORMATION

Under current tax law, the Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending December 31, 2015.

Late Year Losses*
Matthews Asia Strategic Income Fund	$209,651
Matthews China Dividend Fund	586,052
Matthews Asia Growth Fund	3,220,533
Matthews Emerging Asia Fund	137,282
Matthews Japan Fund	817,239
Matthews China Small Companies Fund	33,976
Matthews Asia Science and Technology Fund	787

*	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the next fiscal year.

For federal income tax purposes, the Funds indicated below have capital loss carryforwards as of December 31, 2014, which expire in the year indicated, which are available to offset future capital gains, if any:

				Amount With No Expiration*
				Short-term	Long-term
LOSSES DEFERRED EXPIRING IN:	2016	2017	2018	Losses	Losses	Total
Matthews Asia Strategic Income Fund	$—	$—	$—	$1,178,601	$131,017	$1,309,618
Matthews Asia Dividend Fund	—	—	—	67,300,117	115,478,982	182,779,099
Matthews Asia Growth Fund	—	26,429,909	—	—	—	26,429,909
Matthews Japan Fund	44,233,750	44,032,426	—	—	—	88,266,176
Matthews Asia Small Companies Fund	—	—	—	5,443,681	—	5,443,681
Matthews China Small Companies Fund	—	—	—	734,068	—	734,068

*	Post-Enactment Losses: Must be utilized prior to losses subject to expiration.

Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to any losses incurred in pre-enactment taxable years, which generally expire after eight years from when they are incurred. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

For additional information regarding the accounting policies of the Matthews Asia Funds, refer to the most recent financial statements in the N-CSR filing at www.sec.gov.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) were effective, as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act are attached hereto as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Matthews International Funds

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	November 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ William J. Hackett
William J. Hackett, President
(principal executive officer)

Date	November 20, 2015

By (Signature and Title)*	/s/ Shai Malka
Shai Malka, Treasurer
(principal financial officer)

Date	November 20, 2015

* Print the name and title of each signing officer under his or her signature.